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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for four of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the six months ended November 30, 2006. These four series have a May 31 fiscal year end.

Date of reporting period: November 30, 2006

Item 1 - Reports to Stockholders.

Evergreen High Grade Municipal Bond Fund

Evergreen

HIGH GRADE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
5	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen High Grade Municipal Bond Fund, covering the six-month period ended November 30, 2006.

The domestic capital markets, both equity and fixed-income, generated positive returns during the period amid rising confidence in the durability of the economic expansion. Investors were encouraged by steady economic growth, firm corporate profit trends and the receding of energy and commodity prices. The favorable climate in the capital markets over most of the six-month period contrasted with the environment at the start of the period, which was characterized by considerable uneasiness. Investors, anxious after months of rapidly rising oil and commodity prices, grew increasingly fearful that the Federal Reserve Board (“Fed”) might continue to raise short-term interest rates and slow the economy. However, oil and commodity prices soon began to relax and investors became more comfortable with risk, especially after the Fed paused in its cycle of credit tightening, leaving the fed funds rate unchanged at its last four meetings in 2006. Throughout the period, however, investors remained alert for signs of trouble in the economy, searching for evidence of spreading weakness.

While the economic expansion continued through the period, some evidence appeared that the rate of growth was decelerating. Indeed, the rate of growth of Gross Domestic Product had moderated to 2.0% in the third quarter of 2006. The weakening was most notable in the housing and automotive industries. However, brisk growth in personal consumption and business investment kept demand growing consistent with long-term historical averages, and little evidence appeared that the problems in the housing and automotive areas were spreading to the general economy. The easing of

1

LETTER TO SHAREHOLDERS continued

energy prices as the period progressed appeared to give a particular boost to consumer confidence and raised hopes that inflationary pressures were stalling. Despite these factors, members of the Fed continued to warn that that they intended to remain vigilant against any signs of a resurgence of price pressures.

Over the six-month period, the domestic fixed income securities, both taxable and tax-exempt, delivered generally positive results as confidence grew that the Fed had staved off inflationary pressures. In this environment, the investment teams for Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to municipal bond funds when appropriate, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notification of Investment Strategy Changes:

• Effective March 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counter-party”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

• Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

3

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

4

FUND AT A GLANCE

as of November 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/21/1992
	Class A	Class B	Class C	Class I
Class inception date	2/21/1992	1/11/1993	4/30/1999	2/28/1994

Nasdaq symbol	EHGAX	EHGBX	EHGCX	EHGYX

6-month return with sales charge	-0.57%	-0.95%	3.05%	N/A

6-month return w/o sales charge	4.43%	4.05%	4.05%	4.57%

Average annual return*

1-year with sales charge	0.71%	-0.01%	3.99%	N/A

1-year w/o sales charge	5.75%	4.99%	4.99%	6.04%

5-year	3.81%	3.73%	4.08%	5.12%

10-year	4.27%	4.01%	4.20%	5.05%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

5

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Grade Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of November 30, 2006, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	06/01/2006	11/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,044.34	$ 5.69
Class B	$ 1,000.00	$ 1,040.52	$ 9.51
Class C	$ 1,000.00	$ 1,040.52	$ 9.51
Class I	$ 1,000.00	$ 1,045.72	$ 4.36
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.50	$ 5.62
Class B	$ 1,000.00	$ 1,015.74	$ 9.40
Class C	$ 1,000.00	$ 1,015.74	$ 9.40
Class I	$ 1,000.00	$ 1,020.81	$ 4.31

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.11% for Class A, 1.86% for Class B, 1.86% for Class C and 0.86% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Income from investment operations
Net investment income (loss)	0.21	0.42	0.43	0.44	0.46	0.47
Net realized and unrealized gains or losses on investments	0.27	(0.27)	0.32	(0.61)	0.69	0.15

Total from investment operations	0.48	0.15	0.75	(0.17)	1.15	0.62

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.43)	(0.44)	(0.46)	(0.47)
Net realized gains	(0.04)	0	0	0	0	0

Total distributions to shareholders	(0.25)	(0.42)	(0.43)	(0.44)	(0.46)	(0.47)

Net asset value, end of period	$ 11.16	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Total return[1]	4.43%	1.38%	7.03%	(1.53%)	10.86%	5.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,053	$62,912	$65,847	$64,868	$80,942	$65,080
Ratios to average net assets
Expenses including waivers/reimbursements expense
but excluding reductions[2]	1.11%[3]	1.06%	1.09%	1.07%	0.97%	1.04%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.16%[3]	1.11%	1.10%	1.07%	0.98%	1.04%
Interest and fee expense[4]	0.12%[3]	0.07%	0.07%	0.04%	0.04%	0.05%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.99%[3]	0.99%	1.02%	1.03%	0.93%	0.99%
Net investment income (loss)	3.72%[3]	3.84%	3.91%	3.90%	4.11%	4.37%
Portfolio turnover rate	36%	97%	55%	64%	48%	40%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Income from investment operations
Net investment income (loss)	0.17	0.34	0.36	0.36	0.38	0.39
Net realized and unrealized gains or losses on investments	0.27	(0.27)	0.32	(0.61)	0.69	0.15

Total from investment operations	0.44	0.07	0.68	(0.25)	1.07	0.54

Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.36)	(0.36)	(0.38)	(0.39)
Net realized gains	(0.04)	0	0	0	0	0

Total distributions to shareholders	(0.21)	(0.34)	(0.36)	(0.36)	(0.38)	(0.39)

Net asset value, end of period	$ 11.16	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Total return[1]	4.05%	0.68%	6.28%	(2.22%)	10.05%	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,822	$12,338	$16,153	$20,028	$26,460	$25,281
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions[2]	1.86%[3]	1.80%	1.80%	1.77%	1.71%	1.80%
Expenses excluding waivers/reimbursements and
expense reductions[2]	1.86%[3]	1.80%	1.80%	1.77%	1.71%	1.80%
Interest and fee expense[4]	0.12%[3]	0.07%	0.07%	0.04%	0.04%	0.05%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.74%[3]	1.73%	1.73%	1.73%	1.67%	1.75%
Net investment income (loss)	2.98%[3]	3.10%	3.20%	3.20%	3.37%	3.61%
Portfolio turnover rate	36%	97%	55%	64%	48%	40%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.93	$11.20	$10.88	$ 11.49	$ 10.80	$10.65

Income from investment operations
Net investment income (loss)	0.16	0.34	0.36[1]	0.36	0.38	0.39
Net realized and unrealized gains or losses on investments	0.28	(0.27)	0.32	(0.61)	0.69	0.15

Total from investment operations	0.44	0.07	0.68	(0.25)	1.07	0.54

Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.36)	(0.36)	(0.38)	(0.39)
Net realized gains	(0.04)	0	0	0	0	0

Total distributions to shareholders	(0.21)	(0.34)	(0.36)	(0.36)	(0.38)	(0.39)

Net asset value, end of period	$11.16	$10.93	$11.20	$ 10.88	$ 11.49	$10.80

Total return[2]	4.05%	0.68%	6.28%	(2.22%)	10.05%	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,641	$8,260	$9,013	$10,291	$12,433	$4,886
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions[3]	1.86%[4]	1.80%	1.80%	1.77%	1.72%	1.77%
Expenses excluding waivers/reimbursements and
expense reductions[3]	1.86%[4]	1.80%	1.80%	1.77%	1.72%	1.77%
Interest and fee expense[5]	0.12%[4]	0.07%	0.07%	0.04%	0.04%	0.05%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.74%[4]	1.73%	1.73%	1.73%	1.68%	1.72%
Net investment income (loss)	2.98%[4]	3.10%	3.20%	3.20%	3.32%	3.60%
Portfolio turnover rate	36%	97%	55%	64%	48%	40%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The expense ratio includes interest and fee expense.

4 Annualized

5 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Income from investment operations
Net investment income (loss)	0.22	0.45	0.47	0.47	0.49	0.50
Net realized and unrealized gains or losses on investments	0.27	(0.26)	0.32	(0.61)	0.69	0.15

Total from investment operations	0.49	0.19	0.79	(0.14)	1.18	0.65

Distributions to shareholders from
Net investment income	(0.22)	(0.46)	(0.47)	(0.47)	(0.49)	(0.50)
Net realized gains	(0.04)	0	0	0	0	0

Total distributions to shareholders	(0.26)	(0.46)	(0.47)	(0.47)	(0.49)	(0.50)

Net asset value, end of period	$ 11.16	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Total return	4.57%	1.69%	7.35%	(1.23%)	11.14%	6.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,344	$19,641	$22,045	$22,355	$23,936	$22,378
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions[1]	0.86%[2]	0.80%	0.80%	0.77%	0.72%	0.79%
Expenses excluding waivers/reimbursements and
expense reductions[1]	0.86%[2]	0.80%	0.80%	0.77%	0.72%	0.79%
Interest and fee expense[3]	0.12%[2]	0.07%	0.07%	0.04%	0.04%	0.05%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.74%[2]	0.73%	0.73%	0.73%	0.68%	0.74%
Net investment income (loss)	3.97%[2]	4.10%	4.19%	4.20%	4.37%	4.62%
Portfolio turnover rate	36%	97%	55%	64%	48%	40%

1 The expense ratio includes interest and fee expense.

2 Annualized

3 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.8%
AIRPORT 9.0%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$ 2,000,000	$2,138,080
Atlanta, GA Arpt. RB, Ser. D, 5.25%, 01/01/2017 (h)	1,000,000	1,078,990
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A, 5.50%, 11/01/2021, (Insd. by FSA) (h)	2,000,000	2,189,820
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Airport Auth., Ser. F, 5.00%,
01/01/2019 (h)	1,000,000	1,073,170
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,912,750

		8,392,810

EDUCATION 4.7%
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No.1, Ser. B,
5.00%, 12/01/2025	2,140,000	2,300,778
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj.,
5.00%, 06/01/2024, (Insd. by CIFG Svcs., Inc.)	2,000,000	2,160,100

		4,460,878

ELECTRIC REVENUE 13.2%
Long Island Power Auth. of New York Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2018,
(Insd. by MBIA)	1,000,000	1,100,040
Missouri Muni. Power Agcy. RB, Plum Point Proj., 5.00%, 01/01/2017	3,000,000	3,296,100
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by
MBIA)	2,000,000	2,046,160
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021,
(Insd. by FGIC)	4,500,000	5,957,505

		12,399,805

GENERAL OBLIGATION - LOCAL 11.5%
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,027,690
King Cnty., WA, Refunding GO, Ser. A, 5.00%, 01/01/2018, (Insd. by FSA)	2,720,000	2,961,291
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,243,250
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by
FGIC)	695,000	800,445
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	455,000	565,442
7.50%, 03/01/2016, (Insd. by MBIA)	685,000	887,267
Snohomish Cnty., WA Sch. Dist. GO, 5.00%, 12/01/2018	3,000,000	3,282,630

		10,768,015

GENERAL OBLIGATION - STATE 5.2%
Connecticut GO, Ser. D, 5.00%, 11/01/2025	1,500,000	1,628,010
District of Columbia GO, Gallery Place Proj.:
5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,086,380
Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	747,808
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	1,415,000	1,431,159

		4,893,357

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 20.5%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	$125,000	$126,454
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,017,790
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,988,210
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A:
5.625%, 10/01/2016	2,000,000	2,166,740
5.625%, 10/01/2017	2,000,000	2,164,900
5.75%, 10/01/2018	2,500,000	2,726,450
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	1,000,000	1,084,910
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,517,603
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,239,170
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by
MBIA)	295,000	351,962
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2030	1,500,000	1,677,255
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FSA &
FHA)	1,000,000	1,064,170
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,084,590

		19,210,204

HOUSING 4.8%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S.
Bancorp)	1,000,000	1,047,610
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	673,972
California HFA SFHRB, Ser. A-1, Class III, 5.70%, 08/01/2011	145,000	148,116
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	335,000	346,661
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,036,260
Idaho HFA SFHRB, Ser. B-2, 6.00%, 07/01/2014	935,000	950,858
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	65,000	65,112
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	40,000	40,110
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,004
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	170,000	171,967

		4,545,670

INDUSTRIAL DEVELOPMENT REVENUE 4.6%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	65,000	65,542
Ohio Water Dev. Auth. PCRRB, 5.00%, 06/01/2012	4,005,000	4,299,167

		4,364,709

LEASE 6.9%
Charlotte, NC COP, Convention Facs. Proj., 5.00%, 12/01/2023	2,740,000	2,939,006
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by
AMBAC)	1,000,000	1,255,950
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by
MBIA)	1,500,000	1,627,395

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016,
(Insd. by AMBAC)	$ 250,000	$256,500
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A,
6.25%, 07/01/2015, (Insd. by MBIA)	300,000	357,771

		6,436,622

MISCELLANEOUS REVENUE 4.5%
Aleutians East Burough Alaska RB, Aleutian Pribilof Islands, Inc. Proj.:
5.00%, 06/01/2020	1,000,000	1,047,770
5.50%, 06/01/2025	1,000,000	1,085,490
Los Angeles, CA RB Harbor Proj., Ser. 6, 5,00%, 08/01/2026 (h)	2,000,000	2,124,423

		4,257,683

PRE-REFUNDED 1.0%
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	45,000	56,079
7.50%, 03/01/2016, (Insd. by MBIA)	65,000	84,317
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by
MBIA)	610,000	726,254
Texas Muni. Power Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) (n)	40,000	28,592

		895,242

RESOURCE RECOVERY 0.1%
Islip, NY Resource Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by
AMBAC)	100,000	114,481

SALES TAX 1.4%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2015	1,200,000	1,312,620

SPECIAL TAX 2.9%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	545,000	553,595
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%,
12/01/2024, (Insd. by AMBAC)	500,000	658,555
San Antonio, TX Hotel Occupancy RRB, Sub. Lien, 4.50%, 08/15/2022	1,490,000	1,516,686

		2,728,836

STUDENT LOAN 1.1%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016,
(Insd. by AMBAC)	1,000,000	1,035,700

TOBACCO REVENUE 1.2%
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	1,000,000	1,097,141

TRANSPORTATION 8.2%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.875%, 06/01/2031	2,000,000	2,238,640
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,037,200

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%,
04/01/2017, (Insd. by FGIC)	$ 3,000,000	$3,288,690
Tampa-Hillsborough Cnty., FL Expressway Auth. RRB, 5.00%, 07/01/2018	1,000,000	1,096,350

		7,660,880

Total Municipal Obligations (cost $89,435,468)		94,574,653

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø
(cost $210,624)	210,624	210,624

Total Investments (cost $89,646,092) 101.0%		94,785,277
Other Assets and Liabilities (1.0%)		(925,682)

Net Assets 100.0%		$93,859,595

(h) Underlying security in inverse floater structure. This security has been segregated as collateral for floating rate notes issued.

(n) Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

q Rate shown is the annualized 7-day yield at period end.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Ohio	13.3%
New York	8.8%
South Carolina	8.4%
Washington	6.6%
Wisconsin	6.3%
Illinois	5.8%
Texas	5.3%
Florida	5.0%
District of Columbia	4.5%
Missouri	3.5%
Alaska	3.3%
North Carolina	3.1%
Indiana	2.8%
Maryland	2.3%
Pennsylvania	2.3%
Rhode Island	2.2%
Georgia	2.2%
California	2.1%
Minnesota	1.8%
Connecticut	1.7%
Alabama	1.4%
Oklahoma	1.3%
New Mexico	1.2%
Kansas	1.1%
Colorado	1.1%
Massachusetts	1.1%
Idaho	1.1%
Utah	0.2%
Non-state specific	0.2%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2006:

AAA	69.0%
AA	16.6%
A	12.7%
BBB	1.7%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2006:

Less than 1 year	1.3%
3 to 5 years	0.8%
5 to 10 years	28.9%
10 to 20 years	64.8%
20 to 30 years	4.2%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $89,435,468)	$94,574,653
Investments in affiliated money market fund, at value (cost $210,624)	210,624

Total investments	94,785,277
Receivable for securities sold	2,207,333
Receivable for Fund shares sold	42,880
Interest receivable	1,720,978
Receivable from advisor	417
Prepaid expenses and other assets	23,188

Total assets	98,780,073

Liabilities
Dividends payable	101,126
Payable for securities purchased	1,633,427
Payable for Fund shares redeemed	59,565
Payable for floating rate notes issued	3,044,000
Interest and fee expense payable	41,048
Due to custodian bank	6,680
Due to related parties	2,755
Accrued expenses and other liabilities	31,877

Total liabilities	4,920,478

Net assets	$93,859,595

Net assets represented by
Paid-in capital	$88,871,094
Undistributed net investment income	31,125
Accumulated net realized losses on investments	(181,809)
Net unrealized gains on investments	5,139,185

Total net assets	$93,859,595

Net assets consists of
Class A	$61,052,933
Class B	10,821,835
Class C	7,641,165
Class I	14,343,662

Total net assets	$93,859,595

Shares outstanding (unlimited number of shares authorized)
Class A	5,471,121
Class B	969,794
Class C	684,750
Class I	1,285,341

Net asset value per share
Class A	$11.16
Class A — Offering price (based on sales charge of 4.75%)	$11.72
Class B	$11.16
Class C	$11.16
Class I	$11.16

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2006 (unaudited)

Investment income
Interest	$2,340,423
Income from affiliate	39,038

Total investment income	2,379,461

Expenses
Advisory fee	207,037
Distribution Plan expenses
Class A	92,720
Class B	58,499
Class C	39,665
Administrative services fee	49,133
Transfer agent fees	40,035
Trustees’ fees and expenses	1,018
Printing and postage expenses	9,791
Custodian and accounting fees	18,686
Registration and filing fees	22,389
Professional fees	13,357
Interest and fee expense	58,741
Other	1,809

Total expenses	612,880
Less: Expense reductions	(1,703)
Expense reimbursements	(15,453)

Net expenses	595,724

Net investment income	1,783,737

Net realized and unrealized gains or losses on investments
Net realized gains on investments	561,351
Net change in unrealized gains or losses on investments	1,840,120

Net realized and unrealized gains or losses on investments	2,401,471

Net increase in net assets resulting from operations	$4,185,208

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006		Year Ended
	(unaudited)		May 31, 2006

Operations
Net investment income		$1,783,737		$4,060,824
Net realized gains on investments		561,351		1,074,195
Net change in unrealized gains or losses
on investments		1,840,120		(3,756,173)

Net increase in net assets resulting from
operations		4,185,208		1,378,846

Distributions to shareholders from
Net investment income
Class A		(1,165,522)		(2,475,054)
Class B		(177,831)		(454,529)
Class C		(120,458)		(262,137)
Class I		(345,550)		(863,829)
Net realized gains
Class A		(227,711)		0
Class B		(40,524)		0
Class C		(28,389)		0
Class I		(53,516)		0

Total distributions to shareholders		(2,159,501)		(4,055,549)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	134,699	1,476,736	685,441	7,573,837
Class B	28,951	316,897	120,943	1,343,075
Class C	12,596	139,404	182,687	2,025,353
Class I	51,715	573,224	57,423	640,718

		2,506,261		11,582,983

Net asset value of shares issued in
reinvestment of distributions
Class A	87,848	971,281	153,091	1,691,912
Class B	11,158	123,385	22,561	249,490
Class C	6,863	75,878	12,800	141,504
Class I	21,234	234,387	46,916	518,557

		1,404,931		2,601,463

Automatic conversion of Class B shares
to Class A shares
Class A	23,689	261,342	116,427	1,285,668
Class B	(23,689)	(261,342)	(116,427)	(1,285,668)

		0		0

Payment for shares redeemed
Class A	(529,192)	(5,835,376)	(1,078,133)	(11,910,378)
Class B	(175,101)	(1,933,179)	(340,420)	(3,754,796)
Class C	(90,223)	(996,186)	(244,481)	(2,709,406)
Class I	(584,085)	(6,463,651)	(275,528)	(3,041,111)

		(15,228,392)		(21,415,691)

Net decrease in net assets resulting from
capital share transactions		(11,317,200)		(7,231,245)

Total decrease in net assets		(9,291,493)		(9,907,948)
Net assets
Beginning of period		103,151,088		113,059,036

End of period	$ 93,859,595		$ 103,151,088

Undistributed net investment income	$ 31,125		$ 56,749

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Grade Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating rate obligations

The Fund participates in inverse floating rate obligations (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, (“FAS No. 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At November 30, 2006, the Floating-Rate Notes outstanding were as follows:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rates	Notes Outstanding

$3,044,000	1.28% – 1.74%	$6,466,403

Inverse Floaters held by the Fund are securities exempt from registration under Rules 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six month ended November 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $15,453.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six month period ended November 30, 2006, EIS received $1,131 from the sale of Class A shares and $33,265 and $64 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $32,413,309 and $42,646,085, respectively, for the six month ended November 30, 2006.

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $89,646,092. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,147,812 and $8,627, respectively, with a net unrealized appreciation of $5,139,185.

As of May 31, 2006, the Fund had $154,473 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six month ended November 30, 2006 the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended November 30, 2006, the Fund had no borrowings.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen High Grade Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

27

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

28

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Norris, oversees 91 Evergreen funds. Ms. Norris oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 200863, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564616 rv4 1/2007

Evergreen Municipal Bond Fund

Evergreen

MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2006.

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
33	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Municipal Bond Fund, covering the six-month period ended November 30, 2006.

The domestic capital markets, both equity and fixed-income, generated positive returns during the period amid rising confidence in the durability of the economic expansion. Investors were encouraged by steady economic growth, firm corporate profit trends and the receding of energy and commodity prices. The favorable climate in the capital markets over most of the six-month period contrasted with the environment at the start of the period, which was characterized by considerable uneasiness. Investors, anxious after months of rapidly rising oil and commodity prices, grew increasingly fearful that the Federal Reserve Board (“Fed”) might continue to raise short-term interest rates and slow the economy. However, oil and commodity prices soon began to relax and investors became more comfortable with risk, especially after the Fed paused in its cycle of credit tightening, leaving the fed funds rate unchanged at its last four meetings in 2006. Throughout the period, however, investors remained alert for signs of trouble in the economy, searching for evidence of spreading weakness.

1

LETTER TO SHAREHOLDERS continued

While the economic expansion continued through the period, some evidence appeared that the rate of growth was decelerating. Indeed, the rate of growth of Gross Domestic Product had moderated to 2.0% in the third quarter of 2006. The weakening was most notable in the housing and automotive industries. However, brisk growth in personal consumption and business investment kept demand growing consistent with long-term historical averages, and little evidence appeared that the problems in the housing and automotive areas were spreading to the general economy. The easing of energy prices as the period progressed appeared to give a particular boost to consumer confidence and raised hopes that inflationary pressures were stalling. Despite these factors, members of the Fed continued to warn that that they intended to remain vigilant against any signs of a resurgence of price pressures.

Over the six-month period, the domestic fixed income securities, both taxable and tax-exempt, delivered generally positive results as confidence grew that the Fed had staved off inflationary pressures. In this environment, the investment teams for Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to municipal bond funds when appropriate, in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Changes:

• Effective March 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

• Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following: The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

4

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

5

FUND AT A GLANCE

as of November 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

6-month return with sales charge	-0.24%	-0.63%	3.37%	N/A

6-month return w/o sales charge	4.75%	4.37%	4.37%	4.89%

Average annual return*

1-year with sales charge	1.18%	0.45%	4.45%	N/A

1-year w/o sales charge	6.21%	5.45%	5.45%	6.51%

5-year	4.39%	4.33%	4.67%	5.71%

10-year	4.27%	4.11%	4.11%	4.90%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

6

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of November 30, 2006, and subject to change.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2006	11/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,047.51	$ 4.77
Class B	$ 1,000.00	$ 1,043.67	$ 8.61
Class C	$ 1,000.00	$ 1,043.67	$ 8.61
Class I	$ 1,000.00	$ 1,048.88	$ 3.49
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.41	$ 4.71
Class B	$ 1,000.00	$ 1,016.65	$ 8.49
Class C	$ 1,000.00	$ 1,016.65	$ 8.49
Class I	$ 1,000.00	$ 1,021.66	$ 3.45

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.15	0.29	0.29	0.30	0.31	0.33[1]
Net realized and unrealized gains or losses on investments	0.20	(0.16)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.35	0.13	0.60	0	0.70	0.38

Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.29)	(0.30)	(0.31)	(0.33)

Net asset value, end of period	$ 7.60	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Total return[2]	4.75%	1.72%	8.42%	(0.01%)	10.02%	5.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$641,115	$639,031	$679,263	$698,151	$822,233	$826,268
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions[3]	0.93%[4]	0.87%	0.92%	0.94%	0.96%	0.93%
Expenses excluding waivers/reimbursements and
expense reductions[3]	0.98%[4]	0.92%	0.93%	0.94%	0.96%	0.93%
Interest and fee expense[5]	0.12%[4]	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.81%[4]	0.80%	0.85%	0.88%	0.83%	0.84%
Net investment income (loss)	3.90%[4]	3.88%	3.90%	4.04%	4.27%	4.55%
Portfolio turnover rate	78%	125%	145%	143%	106%	83%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The expense ratio includes interest and fee expense.

4 Annualized

5 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.12	0.23[1]	0.24[1]	0.25[1]	0.27	0.27[1]
Net realized and unrealized gains or losses on investments	0.20	(0.15)	0.31	(0.30)	0.38	0.05

Total from investment operations	0.32	0.08	0.55	(0.05)	0.65	0.32

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$ 7.60	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Total return[2]	4.37%	1.01%	7.67%	(0.71%)	9.21%	4.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,768	$14,260	$17,955	$21,776	$26,484	$26,506
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions[3]	1.68%[4]	1.62%	1.63%	1.64%	1.71%	1.68%
Expenses excluding waivers/reimbursements and expense
reductions[3]	1.68%[4]	1.62%	1.63%	1.64%	1.71%	1.68%
Interest and fee expense[5]	0.12%[4]	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.56%[4]	1.55%	1.57%	1.58%	1.58%	1.59%
Net investment income (loss)	3.15%[4]	3.13%	3.19%	3.34%	3.52%	3.80%
Portfolio turnover rate	78%	125%	145%	143%	106%	83%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The expense ratio includes interest and fee expense.

4 Annualized

5 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.12	0.23	0.24	0.25	0.26	0.27[1]
Net realized and unrealized gains or losses on investments	0.20	(0.15)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.32	0.08	0.55	(0.05)	0.65	0.32

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$ 7.60	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Total return[2]	4.37%	1.01%	7.67%	(0.71%)	9.21%	4.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,148	$35,498	$37,197	$39,461	$45,710	$42,462
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions[3]	1.68%[4]	1.62%	1.63%	1.64%	1.71%	1.68%
Expenses excluding waivers/reimbursements and
expense reductions[3]	1.68%[4]	1.62%	1.63%	1.64%	1.71%	1.68%
Interest and fee expense[5]	0.12%[4]	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.56%[4]	1.55%	1.57%	1.58%	1.58%	1.59%
Net investment income (loss)	3.15%[4]	3.13%	3.19%	3.34%	3.52%	3.80%
Portfolio turnover rate	78%	125%	145%	143%	106%	83%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The expense ratio includes interest and fee expense.

4 Annualized

5 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.16	0.31	0.31	0.32	0.33[1]	0.34[1]
Net realized and unrealized gains or losses on investments	0.20	(0.16)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.36	0.15	0.62	0.02	0.72	0.39

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.31)	(0.32)	(0.33)	(0.34)

Net asset value, end of period	$ 7.60	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Total return	4.89%	2.03%	8.75%	0.29%	10.30%	5.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$200,800	$194,430	$156,892	$101,084	$15,583	$1,778
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions[2]	0.68%[3]	0.62%	0.63%	0.64%	0.71%	0.68%
Expenses excluding waivers/reimbursements and
expense reductions[2]	0.68%[3]	0.62%	0.63%	0.64%	0.71%	0.68%
Interest and fee expense[4]	0.12%[3]	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.56%[3]	0.55%	0.57%	0.58%	0.58%	0.59%
Net investment income (loss)	4.15%[3]	4.14%	4.19%	4.31%	4.51%	4.81%
Portfolio turnover rate	78%	125%	145%	143%	106%	83%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 102.8%
AIRPORT 5.9%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$ 2,495,000	$2,667,255
Atlanta, GA Arpt. RB, Ser. D, 6.58%, 01/01/2017 (h)	11,790,000	12,721,292
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A:
5.50%, 11/01/2020, (Insd. by MBIA) (h)	12,000,000	13,138,920
5.50%, 11/01/2021, (Insd. by FSA) (h)	5,680,000	6,219,089
Indianapolis, IN Local Pub. Impt. RB:
5.00%, 1/1/2019 (h)	1,550,000	1,663,414
5.00%, 1/1/2020 (h)	8,460,000	9,058,207
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,318,450
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,128,668

		52,915,295

COMMUNITY DEVELOPMENT DISTRICT 3.0%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	4,241,720
6.00%, 07/01/2030	7,930,000	8,459,248
Frederick Cnty., MD Urbana CDA Spl. Obl. RB, 6.625%, 07/01/2025	3,280,000	3,378,695
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,540,873
5.10%, 09/01/2018	2,500,000	2,577,050
5.125%, 09/01/2019	2,975,000	3,066,303
5.15%, 09/01/2020	2,105,000	2,169,518

		26,433,407

CONTINUING CARE RETIREMENT COMMUNITY 5.8%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.,
6.125%, 07/01/2022	685,000	742,458
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park CCRC, Inc. Proj.:
6.00%, 11/15/2026	7,000,000	7,520,940
6.00%, 11/15/2036	3,000,000	3,215,970
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	5,097,150
Health Fin. Dev. Corp. of Central Texas, Inc. Retirement Facs. RB, Ser. A, 5.625%,
11/01/2026	5,500,000	5,674,790
Illinois Fin. Auth. RB, Montgomery Place Proj., Ser. A:
5.50%, 05/15/2026 #	1,150,000	1,177,531
5.75%, 05/15/2038 #	2,150,000	2,220,757
North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge.,
United Methodist Retirement Homes, Ser. C:
5.125%, 10/01/2019	1,300,000	1,341,392
5.25%, 10/01/2024	3,250,000	3,356,210
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,845,825
6.00%, 11/15/2036	6,500,000	6,956,365

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033,
(Insd. by ACA)	$ 3,500,000	$3,726,905
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015,
(Insd. by AMBAC)	5,500,000	6,165,830

		52,042,123

EDUCATION 5.8%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus,
5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,410,653
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.,
5.00%, 12/01/2023	9,105,000	9,748,724
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B,
5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,467,423
Kansas City, MO Metro. Cmnty. Colleges Bldg. Corp. RRB, Leasehold Junior College,
4.75%, 07/01/2020, (Insd. by FGIC)	2,335,000	2,482,806
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,222,551
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj.,
5.00%, 06/01/2024, (Insd. by CIFG Svcs., Inc.)	3,020,000	3,261,751
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%,
03/01/2026	1,640,000	2,184,070
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa:
5.25%, 10/01/2021	4,055,000	4,405,149
5.25%, 10/01/2026	1,135,000	1,230,147
University of New Mexico RB, Hosp. Mtge., 5.00%, 07/01/2021, (Insd. by FHA &
FSA)	3,835,000	4,101,801
University of North Carolina, Ser. A, 4.50%, 10/01/2020, (Insd. by MBIA)	2,100,000	2,189,796
University of Texas RRB, Ser. D, 5.00%, 08/15/2021 #	15,000,000	16,315,095
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by
FSA)	1,000,000	1,045,320

		52,065,286

ELECTRIC REVENUE 3.9%
Long Island Power Auth. of New York Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2018,
(Insd. by MBIA)	9,000,000	9,900,360
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%,
09/01/2022, (Insd. by FGIC)	10,000,000	13,368,900
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	586,905
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	1,194,975
Ser. B:
5.00%, 01/01/2012	5,620,000	5,774,550
5.00%, 01/01/2013	2,855,000	2,950,100
5.00%, 01/01/2014	1,100,000	1,137,730

		34,913,520

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 5.5%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%,
12/01/2015, (Insd. by MBIA)	$ 2,000,000	$2,398,620
Akron, OH Refunding GO, 5.00%, 12/01/2018	5,300,000	5,802,652
El Paso Cnty., CO Sch. Dist. No. 11 GO:
6.50%, 12/01/2012	2,310,000	2,674,148
7.10%, 12/01/2013	2,000,000	2,431,280
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,794,590
New York, NY GO:
Ser. G:
5.00%, 08/01/2020	10,000,000	10,792,600
5.00%, 12/01/2021	10,000,000	10,771,300
5.00%, 12/01/2022	5,000,000	5,385,650
Ser. M, 5.00%, 04/01/2023	5,000,000	5,336,600
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	460,000	571,656

		48,959,096

GENERAL OBLIGATION - STATE 6.2%
Connecticut GO, Ser. D, 5.00%, 11/01/2025	2,170,000	2,355,188
District of Columbia GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,808,823
Georgia Refunding GO, Ser. B:
5.00%, 07/01/2017	10,000,000	11,002,600
5.00%, 07/01/2018	10,000,000	10,975,500
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	4,850,000	4,905,387
North Carolina GO, Ser. A, 5.00%, 06/01/2018	14,900,000	16,485,360
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,327,814
Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,028,880
Washington GO:
Ser. A, 6.75%, 02/01/2015	1,000,000	1,162,070
Ser. B & AT-7, 6.40%, 06/01/2017	3,750,000	4,480,163

		55,531,785

HOSPITAL 16.5%
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%,
11/15/2023	4,000,000	4,550,040
Colorado Hlth. Facs. Auth. RRB, Adventist Hlth. Sunbelt, Ser. D:
5.25%, 11/15/2027	12,000,000	12,975,960
5.25%, 11/15/2035	7,000,000	7,528,640
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,264,609
Illinois Hlth. Facs. Auth. RB, Edward Hosp.:
5.50%, 02/15/2013, (Insd. by FSA) (h)	2,680,000	2,894,427
5.50%, 02/15/2014, (Insd. by FSA) (h)	2,830,000	3,052,976
5.50%, 02/15/2015, (Insd. by FSA) (h)	1,730,000	1,853,782
5.50%, 02/15/2016, (Insd. by FSA) (h)	3,150,000	3,386,975

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RB:
5.00%, 02/15/2020, (Gtd. by Merrill Lynch & Co., Inc.) (h)	$ 3,000,000	$3,181,530
5.00%, 02/15/2021, (Gtd. by Merrill Lynch & Co., Inc.) (h)	2,500,000	2,653,250
5.00%, 02/15/2022, (Gtd. by Merrill Lynch & Co., Inc.) (h)	8,750,000	9,279,463
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,651,450
Kerrville, TX Hlth. Facs. Dev. Corp. Hosp. RB, Sid Peterson Mem. Hosp. Proj., 5.45%,
08/15/2035	5,750,000	5,803,705
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	5,000,000	5,452,900
Louisiana Pub. Facs. Auth. RRB, Pennington Med. Foundation Proj., 5.00%,
07/01/2026	2,000,000	2,108,960
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,460,322
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,126,314
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,101,060
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors’ Cmnty. Hosp., Inc., 5.75%,
07/01/2013	3,305,000	3,309,627
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,855,160
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,550,389
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,390,344
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd.
by MBIA)	2,500,000	3,085,625
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%,
11/15/2018	2,000,000	2,143,840
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,956,930
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%,
08/01/2030	825,000	980,257
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,450,317
6.00%, 11/15/2035	5,000,000	5,571,650
Sullivan Cnty., TN Hlth., Edl. & Hsg. Facs. Board Hosp. RB, Wellmont Hlth. Sys. Proj.,
Ser. C, 5.25%, 09/01/2036	6,000,000	6,380,880
Tulsa Cnty., OK Indl. Auth. Hlth. Care RB, St. Francis Hlth. Sys., 5.00%,
12/15/2036	5,000,000	5,295,450
University of Kansas Hosp. Auth. RRB, Univ. of Kansas Hlth. Sys.:
5.00%, 09/01/2020 #	1,315,000	1,400,317
5.00%, 09/01/2021 #	1,560,000	1,656,080
Ward Cnty., ND Hlth. Care Facs. RB, Trinity Obligated Group:
5.125%, 07/01/2025	2,250,000	2,374,583
5.125%, 07/01/2029	1,700,000	1,795,489
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%,
06/01/2022	750,000	829,253
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,422,950
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%,
05/01/2034	3,815,000	4,288,594

		147,064,098

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 7.4%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S.
Bancorp)	$ 2,800,000	$2,933,308
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 (n)	125,000	104,416
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA &
GNMA)	65,000	66,721
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,675,000	3,003,918
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	600,000	603,948
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	1,910,000	1,920,066
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,583,825
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,124,590
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	752,543
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 4.50%, 05/01/2040, (Insd. by FHLMC,
FNMA & GNMA)	3,000,000	3,177,240
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	970,000	1,011,341
Illinois Fin. Auth. MHRB, Covered Bridges Apts. Proj., 4.875%, 06/01/2039, (Insd.
by FNMA)	3,000,000	3,068,220
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,475,000	1,512,804
Maine HFA Mtge. Purchase RB, Ser. D-2, 5.80%, 11/15/2016	1,770,000	1,790,762
Maryland Cmnty. Dev. Admin. RB, Dept. of Hsg. & Cmnty. Dev., Ser. P:
4.20%, 09/01/2015 #	1,700,000	1,702,499
4.30%, 09/01/2017 #	1,990,000	1,993,204
4.45%, 09/01/2021 #	2,500,000	2,510,025
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by
MBIA)	85,000	85,757
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	2,885,000	2,905,685
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA &
GNMA)	830,000	845,231
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,531
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	55,000	55,556
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	265,000	267,944
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.,
Inc.)	5,940,000	6,199,340
South Carolina Hsg. Fin. & Dev. Auth. RB:
Ser. A-2, 6.35%, 07/01/2019, (Insd. by FSA)	1,240,000	1,295,664
Ser. C-2, 4.50%, 07/01/2022, (Insd. by FSA) #	5,150,000	5,150,000
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014,
(Insd. by FNMA)	1,075,000	1,122,827
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,395,000	1,397,051
5.00%, 07/01/2034	4,175,000	4,257,206
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	95,000	99,316

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Virginia HDA RB, Rental Hsg., Ser. D:
4.375%, 07/01/2018 #	$ 3,025,000	$3,038,431
4.50%, 07/01/2023 #	5,525,000	5,549,365
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	575,000	579,456

		65,728,790

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%,
12/01/2021, (Insd. by AMBAC)	3,000,000	3,138,060
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,067,812
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,573,200
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,050,000	4,357,638
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon,
Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,045,850
5.50%, 01/01/2015	5,000,000	5,056,250
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009,
(Gtd. by Intl. Paper Co.)	5,000,000	5,104,450
Gulf Coast, TX IDRB, Cinergy Solutions Proj., FRN, 4.27%, 05/01/2039, (Gtd. by
Cinergy Corp.)	15,000,000	15,000,000
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd.
by FedEx)	10,000,000	10,657,400
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,084,490
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%,
03/01/2024	2,000,000	2,155,820

		65,240,970

LEASE 1.2%
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,677,165
5.00%, 12/01/2022	2,610,000	2,805,698
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	2,250,000	2,404,440
Newberry Cnty., SC Sch. Dist. RB, Newberry Investing in Children’s Ed. Proj., 5.25%,
12/01/2025	2,000,000	2,132,900
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	645,000	647,161

		10,667,364

MISCELLANEOUS REVENUE 4.6%
Franklin, WI Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.95%,
04/01/2016	15,000,000	15,762,450
Los Angeles, CA RB Harbor Proj., Ser. 6, 5.00%, 08/01/2026 (h)	10,165,000	10,350,399
Mashantucket Western Pequot Tribe of Connecticut RB, Ser. A, 5.50%, 09/01/2036
144A	2,500,000	2,666,925

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
MuniMae Tax-Exempt Bond Subsidiary, LLC RB, Ser. B-3, 5.30%, 11/04/2049
144A	$ 2,000,000	$2,101,860
New York Urban Dev. Corp. RB, Sub-Lien, 5.50%, 07/01/2016	10,000,000	10,212,400

		41,094,034

PORT AUTHORITY 0.2%
Port Auth. of New York & New Jersey RB, Ser. 119, 5.875%, 09/15/2015, (Insd. by
FGIC)	1,500,000	1,517,640

PRE-REFUNDED 4.8%
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,638,534
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,144,441
6.25%, 08/15/2022	5,000,000	5,686,150
6.375%, 08/15/2027	3,000,000	3,430,920
6.50%, 08/15/2032	5,000,000	5,750,200
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%,
07/01/2016	11,600,000	11,715,304
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	40,000	49,848
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%,
08/01/2030	6,675,000	7,974,623
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	958,746

		43,348,766

PUBLIC FACILITIES 0.8%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd.
by AMBAC)	2,000,000	2,190,720
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj.,
5.625%, 11/01/2026	5,000,000	5,060,400

		7,251,120

RESOURCE RECOVERY 0.4%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	3,992,120

SALES TAX 4.0%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2017	11,565,000	12,597,755
5.25%, 01/01/2020	6,000,000	6,500,940
Town Ctr. Impt. Dist., Texas Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2016, (Insd. by FGIC)	2,035,000	2,185,244
5.625%, 03/01/2017, (Insd. by FGIC)	2,155,000	2,319,362
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second
Lien, Area B, 5.00%, 12/01/2020	12,000,000	12,575,880

		36,179,181

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE 0.5%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	$ 2,000,000	$2,005,080
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,209,680

		4,214,760

SPECIAL TAX 2.5%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	525,000	533,279
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%,
07/01/2016	250,000	250,775
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	3,785,000	3,851,578
Ser. B, 5.45%, 03/01/2036	2,665,000	2,707,080
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	10,000,000	10,917,700
San Antonio, TX Hotel Occupancy RRB, Sub-Lien, 4.50%, 08/15/2022	4,000,000	4,071,640

		22,332,052

STUDENT LOAN 0.4%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by
AMBAC)	1,445,000	1,488,841
Missouri Higher Ed. Student Loan RB, Sub-Ser. F, 6.75%, 02/15/2009	1,000,000	1,002,940
NEBHELP, Inc. Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	745,000	775,202

		3,266,983

TOBACCO REVENUE 1.2%
Tobacco Settlement Fin. Corp. of New York, Ser. C-1, 5.50%, 06/01/2021	10,000,000	10,971,400

TRANSPORTATION 10.6%
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014,
(Insd. by FGIC)	4,185,000	4,435,430
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,520,250
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,613,150
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,463,045
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	5,155,000	5,648,643
Missouri Hwy. & Trans. Cmnty. RB, Ser. A, 5.00%, 05/01/2018	7,415,000	8,155,091
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%,
04/01/2017, (Insd. by FGIC) ##	22,215,000	24,352,747
New York Thruway Auth. Personal Income Tax RB, Trans., Ser. A, 5.00%,
03/15/2020	7,580,000	8,267,430
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2022	10,535,000	11,433,635
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015,
(Insd. by FGIC)	2,960,000	3,960,924
Tampa-Hillsborough Cnty., FL Expressway Auth. RRB, 5.00%, 07/01/2018	8,765,000	9,609,508
Texas GO, Trans. Commission Mobility Fund, Ser. A, 5.00%, 04/01/2018	5,000,000	5,498,800

		94,958,653

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.3%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	$ 15,000,000	$18,186,898
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,194,413
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,028,010
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment
Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,265,360
Massachusetts Water Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%,
08/01/2028	9,000,000	9,795,150
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	462,021
Ser. E, 6.875%, 06/15/2010	410,000	413,936
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,245,941

		38,591,729

Total Municipal Obligations (cost $881,097,538)		919,280,172

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø ##
(cost $23,679,967)	23,679,967	23,679,967

Total Investments (cost $904,777,505) 105.5%		942,960,139
Other Assets and Liabilities (5.5%)		(49,128,582)

Net Assets 100.0%		$893,831,557

(h)    Underlying security in inverse floater structure. This security has been segregated as collateral for floating rate notes issued.

#    When-issued or delayed delivery security

(n)    Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

144A    Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q    Rate shown is the annualized 7-day yield at period end.

ø    Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

##     All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

Summary of Abbreviations
ACA	American Credit Association	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
CDA	Community Development Authority	IDA	Industrial Development Authority
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bond
EDA	Economic Development Authority	LOC	Letter of Credit
FGIC	Financial Guaranty Insurance Co.	MBIA	Municipal Bond Investors Assurance Corp.
FHA	Federal Housing Authority	MHRB	Multifamily Housing Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	PCRRB	Pollution Control Refunding Revenue Bond
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of November 30, 2006:

New York	15.5%	Oklahoma	1.3%
Texas	10.9%	Oregon	1.2%
South Carolina	6.4%	Nevada	1.1%
Georgia	4.8%	Pennsylvania	1.0%
Indiana	4.8%	California	0.9%
Colorado	3.9%	New Hampshire	0.7%
Florida	3.8%	Rhode Island	0.6%
Illinois	3.5%	Delaware	0.5%
Alabama	3.3%	North Dakota	0.4%
North Carolina	3.1%	New Mexico	0.4%
Virginia	2.8%	Vermont	0.4%
Michigan	2.5%	Iowa	0.3%
Alaska	2.3%	District of Columbia	0.2%
Kansas	2.2%	West Virginia	0.2%
Tennessee	2.1%	Mississippi	0.2%
Wisconsin	2.1%	Maine	0.2%
Ohio	1.8%	Louisiana	0.2%
Maryland	1.7%	Wyoming	0.1%
Washington	1.7%	Nebraska	0.1%
Connecticut	1.6%	Idaho	0.1%
Massachusetts	1.5%	Non-state specific	3.4%
Arizona	1.4%
Minnesota	1.4%		100.0%
Missouri	1.4%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2006:

AAA	38.6%
AA	15.3%
A	20.4%
BBB	15.1%
NR	10.6%

100.0%

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of November 30, 2006:

Less than 1 year	1.7%
1 to 3 year(s)	1.1%
3 to 5 years	0.5%
5 to 10 years	22.5%
10 to 20 years	58.9%
20 to 30 years	13.0%
Greater than 30 years	2.3%

100.0%

See Notes to Financial Statements

23

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $881,097,538)	$919,280,172
Investments in affiliated money market fund, at value (cost $23,679,967)	23,679,967

Total investments	942,960,139
Receivable for securities sold	19,866,000
Receivable for Fund shares sold	2,003,255
Interest receivable	13,736,627
Receivable from investment advisor	11,229
Prepaid expenses and other assets	217,562

Total assets	978,794,812

Liabilities
Dividends payable	1,564,185
Payable for securities purchased	45,010,074
Payable for Fund shares redeemed	524,341
Payable for floating rate notes issued	36,919,000
Interest and fee expense payable	797,817
Due to custodian bank	46,675
Due to related parties	2,866
Accrued expenses and other liabilities	98,297

Total liabilities	84,963,255

Net assets	$893,831,557

Net assets represented by
Paid-in capital	$868,674,985
Overdistributed net investment income	(945,532)
Accumulated net realized losses on investments	(12,080,530)
Net unrealized gains on investments	38,182,634

Total net assets	$893,831,557

Net assets consists of
Class A	$641,114,644
Class B	14,768,499
Class C	37,148,476
Class I	200,799,938

Total net assets	$893,831,557

Shares outstanding (unlimited number of shares authorized)
Class A	84,366,102
Class B	1,943,416
Class C	4,888,487
Class I	26,423,829

Net asset value per share
Class A	$7.60
Class A — Offering price (based on sales charge of 4.75%)	$7.98
Class B	$7.60
Class C	$7.60
Class I	$7.60

See Notes to Financial Statements

24

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2006 (unaudited)

Investment income
Interest	$20,864,174
Income from affiliate	503,787

Total investment income	21,367,961

Expenses
Advisory fee	1,499,186
Distribution Plan expenses
Class A	955,361
Class B	72,255
Class C	180,768
Administrative services fee	441,426
Transfer agent fees	285,865
Trustees’ fees and expenses	4,510
Printing and postage expenses	21,773
Custodian and accounting fees	140,982
Registration and filing fees	36,245
Professional fees	17,862
Interest and fee expense	528,325
Other	13,591

Total expenses	4,198,149
Less: Expense reductions	(7,613)
Expense reimbursements	(159,227)

Net expenses	4,031,309

Net investment income	17,336,652

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,879,617
Net change in unrealized gains or losses on investments	20,324,244

Net realized and unrealized gains or losses on investments	23,203,861

Net increase in net assets resulting from operations	$40,540,513

See Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006		Year Ended
	(unaudited)		May 31, 2006

Operations
Net investment income		$17,336,652		$34,559,181
Net realized gains on investments		2,879,617		5,225,177
Net change in unrealized gains or losses
on investments		20,324,244		(23,146,313)

Net increase in net assets resulting from
operations		40,540,513		16,638,045

Distributions to shareholders from
Net investment income
Class A		(12,609,068)		(25,513,126)
Class B		(232,746)		(508,083)
Class C		(582,394)		(1,166,214)
Class I		(4,184,938)		(7,215,786)

Total distributions to shareholders		(17,609,146)		(34,403,209)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,215,991	16,525,408	4,458,394	33,168,533
Class B	216,020	1,613,147	431,219	3,230,914
Class C	417,027	3,117,082	779,818	5,832,812
Class I	3,096,443	23,194,348	7,729,375	57,739,022

		44,449,985		99,971,281

Net asset value of shares issued in
reinvestment of distributions
Class A	977,158	7,319,113	1,954,761	14,608,883
Class B	15,186	113,743	33,379	249,542
Class C	40,593	304,056	84,971	635,148
Class I	9,233	69,235	5,249	39,197

		7,806,147		15,532,770

Automatic conversion of Class B shares
to Class A shares
Class A	78,670	585,924	326,190	2,443,083
Class B	(78,670)	(585,924)	(326,190)	(2,443,083)

		0		0

Payment for shares redeemed
Class A	(5,204,456)	(38,834,075)	(10,345,587)	(77,272,108)
Class B	(135,212)	(1,011,175)	(588,916)	(4,398,275)
Class C	(363,643)	(2,710,444)	(993,814)	(7,421,727)
Class I	(2,942,409)	(22,018,789)	(2,240,723)	(16,736,514)

		(64,574,483)		(105,828,624)

Net increase (decrease) in net assets
resulting from capital share transactions		(12,318,351)		9,675,427

Total increase (decrease) in net assets		10,613,016		(8,089,737)
Net assets
Beginning of period		883,218,541		891,308,278

End of period	$ 893,831,557		$ 883,218,541

Overdistributed net investment income		$(945,532)		$(673,038)

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating rate obligations

The Fund participates in inverse floating rate obligations (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140,

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, (“FAS No. 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At November 30, 2006, the Floating-Rate Notes outstanding were as follows:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rates	Notes Outstanding

$36,919,000	1.06% - 1.61%	$79,453,724

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $159,227.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2006, EIS received $14,349 from the sale of Class A shares and $9,582 and $380 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $644,762,116 and $627,502,425, respectively, for the six months ended November 30, 2006.

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $904,777,505. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,976,359 and $793,725, respectively, with a net unrealized appreciation of $38,182,634.

As of May 31, 2006, the Fund had $14,491,982 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended November 30, 2006, the Fund had no borrowings.

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meet-

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

32

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

33

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

34

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to

35

ADDITIONAL INFORMATION (unaudited) continued

monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

36

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39

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Norris, oversees 91 Evergreen funds. Ms. Norris oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 200863, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

564619 rv4 1/2007

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen

SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Short-Intermediate Municipal Bond Fund, covering the six-month period ended November 30, 2006.

The domestic capital markets, both equity and fixed-income, generated positive returns during the period amid rising confidence in the durability of the economic expansion. Investors were encouraged by steady economic growth, firm corporate profit trends and the receding of energy and commodity prices. The favorable climate in the capital markets over most of the six-month period contrasted with the environment at the start of the period, which was characterized by considerable uneasiness. Investors, anxious after months of rapidly rising oil and commodity prices, grew increasingly fearful that the Federal Reserve Board (“Fed”) might continue to raise short-term interest rates and slow the economy. However, oil and commodity prices soon began to relax and investors became more comfortable with risk, especially after the Fed paused in its cycle of credit tightening, leaving the fed funds rate unchanged at its last four meetings in 2006. Throughout the period, however, investors remained alert for signs of trouble in the economy, searching for evidence of spreading weakness.

1

LETTER TO SHAREHOLDERS continued

While the economic expansion continued through the period, some evidence appeared that the rate of growth was decelerating. Indeed, the rate of growth of Gross Domestic Product had moderated to 2.0% in the third quarter of 2006. The weakening was most notable in the housing and automotive industries. However, brisk growth in personal consumption and business investment kept demand growing consistent with long-term historical averages, and little evidence appeared that the problems in the housing and automotive areas were spreading to the general economy. The easing of energy prices as the period progressed appeared to give a particular boost to consumer confidence and raised hopes that inflationary pressures were stalling. Despite these factors, members of the Fed continued to warn that that they intended to remain vigilant against any signs of a resurgence of price pressures.

Over the six-month period, the domestic fixed income securities, both taxable and tax-exempt, delivered generally positive results as confidence grew that the Fed had staved off inflationary pressures. In this environment, the investment teams for Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to municipal bond funds when appropriate, in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Changes:

• Effective March 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

• Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

4

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

5

FUND AT A GLANCE

as of November 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991
	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

6-month return with sales charge	-0.69%	-2.79%	1.21%	N/A

6-month return w/o sales charge	2.63%	2.21%	2.21%	2.73%

Average annual return*

1-year with sales charge	0.36%	-2.14%	1.86%	N/A

1-year w/o sales charge	3.70%	2.86%	2.86%	3.90%

5-year	2.53%	1.99%	2.42%	3.38%

10-year	3.34%	2.79%	3.34%	3.82%

Maximum sales charge	3.25%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of November 30, 2006, and subject to change.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2006	11/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,026.25	$ 4.06
Class B	$ 1,000.00	$ 1,022.15	$ 8.11
Class C	$ 1,000.00	$ 1,022.15	$ 8.11
Class I	$ 1,000.00	$ 1,027.26	$ 3.00
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.06	$ 4.05
Class B	$ 1,000.00	$ 1,017.05	$ 8.09
Class C	$ 1,000.00	$ 1,017.05	$ 8.09
Class I	$ 1,000.00	$ 1,022.11	$ 2.99

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.60% for Class B, 1.60% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98

Income from investment operations
Net investment income (loss)	0.17	0.31	0.28	0.31	0.37	0.42
Net realized and unrealized gains or losses on investments	0.09	(0.16)	0.01	(0.32)	0.30	0.07

Total from investment operations	0.26	0.15	0.29	(0.01)	0.67	0.49

Distributions to shareholders from
Net investment income	(0.17)	(0.30)	(0.28)	(0.31)	(0.37)	(0.43)

Net asset value, end of period	$ 9.97	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Total return[1]	2.63%	1.54%	2.90%	(0.11%)	6.80%	5.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,568	$46,548	$67,719	$65,930	$48,336	$32,696
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.80%[2]	0.79%	0.77%	0.79%	0.78%	0.69%
Expenses excluding waivers/reimbursements
and expense reductions	0.90%[2]	0.89%	0.88%	0.91%	0.82%	0.69%
Net investment income (loss)	3.36%[2]	3.07%	2.75%	2.99%	3.58%	4.15%
Portfolio turnover rate	26%	73%	104%	43%	27%	22%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98

Income from investment operations
Net investment income (loss)	0.13	0.23[1]	0.20[1]	0.22	0.28	0.33
Net realized and unrealized gains or losses on investments	0.09	(0.16)	0.01	(0.32)	0.30	0.07

Total from investment operations	0.22	0.07	0.21	(0.10)	0.58	0.40

Distributions to shareholders from
Net investment income	(0.13)	(0.22)	(0.20)	(0.22)	(0.28)	(0.34)

Net asset value, end of period	$ 9.97	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$10.04

Total return[2]	2.21%	0.72%	2.08%	(0.94%)	5.85%	4.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,531	$8,017	$12,989	$15,303	$16,937	$9,608
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.60%[3]	1.60%	1.58%	1.62%	1.67%	1.59%
Expenses excluding waivers/reimbursements
and expense reductions	1.60%[3]	1.60%	1.58%	1.62%	1.67%	1.59%
Net investment income (loss)	2.55%[3]	2.27%	1.94%	2.20%	2.67%	3.25%
Portfolio turnover rate	26%	73%	104%	43%	27%	22%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.93

Income from investment operations
Net investment income (loss)	0.13	0.23	0.20[2]	0.22	0.28	0.05
Net realized and unrealized gains or losses on investments	0.09	(0.16)	0.01	(0.32)	0.30	0.12

Total from investment operations	0.22	0.07	0.21	(0.10)	0.58	0.17

Distributions to shareholders from
Net investment income	(0.13)	(0.22)	(0.20)	(0.22)	(0.28)	(0.06)

Net asset value, end of period	$ 9.97	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$10.04

Total return[3]	2.21%	0.72%	2.08%	(0.94%)	5.85%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,478	$12,691	$18,787	$21,013	$13,422	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.60%[4]	1.60%	1.58%	1.61%	1.67%	1.59%[4]
Expenses excluding waivers/reimbursements
and expense reductions	1.60%[4]	1.60%	1.58%	1.61%	1.67%	1.59%[4]
Net investment income (loss)	2.55%[4]	2.27%	1.94%	2.16%	2.57%	3.25%[4]
Portfolio turnover rate	26%	73%	104%	43%	27%	22%

1 For the period from March 27, 2002 (commencement of class operations), to May 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98

Income from investment operations
Net investment income (loss)	0.18	0.33	0.30	0.33	0.38	0.43
Net realized and unrealized gains or losses on investments	0.09	(0.16)	0.01	(0.32)	0.30	0.07

Total from investment operations	0.27	0.17	0.31	0.01	0.68	0.50

Distributions to shareholders from
Net investment income	(0.18)	(0.32)	(0.30)	(0.33)	(0.38)	(0.44)

Net asset value, end of period	$ 9.97	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Total return	2.73%	1.73%	3.10%	0.06%	6.91%	5.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$290,544	$349,187	$439,584	$410,654	$293,842	$184,908
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.59%[1]	0.60%	0.58%	0.61%	0.68%	0.59%
Expenses excluding waivers/reimbursements
and expense reductions	0.59%[1]	0.60%	0.58%	0.61%	0.68%	0.59%
Net investment income (loss)	3.55%[1]	3.27%	2.94%	3.17%	3.69%	4.31%
Portfolio turnover rate	26%	73%	104%	43%	27%	22%

1 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
AIRPORT 4.4%
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014,
(Insd. by FGIC)	$ 2,000,000	$2,194,240
Dayton, OH, James M. Cox Dayton Intl. Arpt. RRB, Ser. B, 5.00%, 12/01/2012	2,025,000	2,170,051
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,048,570
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010,
(Insd. by MBIA)	4,000,000	4,224,040
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%,
09/01/2009	3,000,000	3,071,790
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,337,894
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,494,938

		15,541,523

COMMUNITY DEVELOPMENT DISTRICT 3.5%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,267,146
5.20%, 07/01/2013	1,300,000	1,351,025
5.30%, 07/01/2014	1,470,000	1,539,046
5.40%, 07/01/2015	1,050,000	1,107,467
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,317,000	1,353,916
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010	1,595,000	1,599,163
4.70%, 09/01/2012	1,755,000	1,785,853
5.00%, 09/01/2013	2,215,000	2,284,197

		12,287,813

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj. Ser. A:
5.25%, 11/01/2013	1,100,000	1,120,570
5.25%, 11/01/2014	1,195,000	1,216,092
5.25%, 11/01/2015	650,000	660,758
5.25%, 11/01/2016	500,000	507,200
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj., 5.50%, 10/01/2007	1,075,000	1,082,880
New Jersey EDA RRB, First Mtge. Keswick Pines Dev., 5.45%, 01/01/2007	925,000	925,870
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Housing
Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,039,930
5.75%, 11/15/2013	1,165,000	1,224,170

		7,777,470

EDUCATION 2.8%
New Jersey EDA RB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2015	4,000,000	4,430,360
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	4,260,000	4,518,284
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%,
12/01/2014	1,000,000	1,080,120

		10,028,764

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 1.9%
Sikeston, MO Elec. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	$ 6,370,000	$6,741,690

GENERAL OBLIGATION - LOCAL 8.5%
Countrydale Metro. Dist. Colorado GO, 3.50%, 12/01/2032,
(LOC: Compass Bancshares, Inc.)	3,995,000	3,981,377
Frederick Cnty., MD Refunding GO, Pub. Facs., 5.00%, 08/01/2015	4,000,000	4,419,320
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,573,571
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	4,500,000	4,940,280
Ser. M, 5.00%, 04/01/2016	4,000,000	4,368,400
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,699,848
Shelby Cnty., TN Refunding GO, Ser. A, 5.00%, 03/01/2014	5,000,000	5,084,600

		30,067,396

GENERAL OBLIGATION - STATE 8.8%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%,
09/01/2035, (Insd. by FNMA & GNMA)	2,870,000	3,078,477
New Jersey Refunding GO, Ser. H, 5.25%, 07/01/2012	5,000,000	5,419,200
Ohio Common Schs. GO, Ser. A, 5.00%, 06/15/2013	5,625,000	6,097,331
Ohio Higher Ed. GO, Ser. B, 5.00%, 02/01/2014	4,000,000	4,358,280
Washington GO, Ser. R, 5.00%, 01/01/2014, (Insd. by MBIA)	6,500,000	6,919,315
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,226,350

		31,098,953

HOSPITAL 16.7%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	530,885
5.00%, 01/01/2015	500,000	532,815
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth.
Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,539,226
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%,
07/01/2026	2,985,000	3,058,282
California Statewide CDA RB, Dekaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,005,880
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,018,390
5.00%, 06/01/2009	1,035,000	1,064,963
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,172,531
Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	758,565
5.75%, 09/01/2008	500,000	515,150
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,574,145
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,247,134
5.25%, 06/01/2016	1,000,000	1,085,000
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj.,
Ser. A, 5.75%, 10/01/2008	2,710,000	2,771,761

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%,
11/15/2029	$ 4,000,000	$4,124,120
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Sunbelt, Inc. Proj.,
Ser. B:
5.00%, 11/15/2012	1,000,000	1,061,290
5.00%, 11/15/2013	1,260,000	1,345,390
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,052,646
4.75%, 06/01/2009	1,085,000	1,108,946
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	345,000	359,193
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,064,750
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.00%, 09/01/2008	200,000	202,056
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS,
3.75%, 07/01/2030	3,900,000	3,900,000
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009,
(Insd. by Radian Group, Inc.)	930,000	943,857
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,273,875
5.25%, 02/15/2010	1,900,000	1,950,046
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	3,970,000	4,251,751
South Carolina EDA RB, Conco Med. Products Proj., VRDN, 3.97%, 09/01/2010	6,250,000	6,250,000
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,717,338
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	590,405
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	831,386
5.00%, 01/01/2009	965,000	981,000

		58,882,776

HOUSING 8.6%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	3,000,000	3,163,830
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012,
(Insd. by FNMA & GNMA)	870,000	896,770
Hawaii SFHRB, Hsg. & Cmnty. Dev. Corp., Ser. A, 5.00%, 07/01/2036,
(Insd. by FNMA)	3,065,000	3,155,172
Indiana Mtge. Fin. Agcy. SFHRB, Ser. B-2, 4.00%, 01/01/2034, (Insd. by
FNMA & GNMA)	4,925,000	4,882,153
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,245,000	1,246,046
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	345,000	347,867
Ser. C-2, 5.40%, 04/01/2031	415,000	417,718
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	2,385,000	2,486,363
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	775,000	775,031
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	155,000	159,304
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	470,000	482,526

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	$45,000	$46,330
Ser. J, 4.70%, 07/01/2030	1,600,000	1,604,448
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034,
(Insd. by FNMA & GNMA)	1,340,000	1,382,304
Pittsburgh, PA Urban Redev. Auth. MHRB, Lou Mason, Jr. Replacement Proj.,
5.00%, 12/01/2010	2,600,000	2,606,266
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	5,390,000	5,560,216
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%,
03/01/2022, (Insd. by MGIC)	975,000	979,037

		30,191,381

INDUSTRIAL DEVELOPMENT REVENUE 13.9%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022,
(Gtd. by Waste Mgmt., Inc.)	1,000,000	1,007,770
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj.:
4.45%, 01/01/2032	4,325,000	4,381,658
SAVRS, 3.85%, 10/01/2032	9,000,000	9,000,000
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,462,424
Franklin, WI Solid Waste Mgmt. RB, Ser. A, 4.95%, 11/01/2016	1,000,000	1,052,420
Gulf Coast Waste Disposal Auth. RB, Texas Republic Waste Svcs. Proj.,
VRDN, 4.05%, 12/01/2034	7,500,000	7,500,000
Gulf Coast, TX IDRB, Cinergy Solutions Proj., VRDN, 4.27%, 05/01/2039,
(Gtd. by Cinergy Corp.)	3,000,000	3,000,000
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC. Proj.:
5.50%, 11/01/2007	1,500,000	1,505,115
5.75%, 11/01/2009	1,945,000	1,972,366
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,285,900
Jefferson Parish, LA IDRB, Sara Lee Corp Proj., VRDN, 4.70%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDRB, Virginia Elec. & Power Co., 5.25%, 12/01/2008	1,000,000	1,011,100
Mobile, AL Indl. Dev. Board PCRRB, Intl. Paper Co. Proj., Ser. A, 4.65%,
12/01/2011	2,000,000	2,033,900
Morehouse Parish, LA PCRRB, Intl. Paper Co. Proj., 5.25%, 11/15/2013	5,000,000	5,344,950
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	3,054,690
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,079,420

		49,091,713

LEASE 1.5%
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%, 10/15/2020	5,000,000	5,305,800

MISCELLANEOUS REVENUE 1.7%
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,618,160
United Nations Dev. Corp. of New York RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,286,000

		5,904,160

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 0.8%
Oregon Western Generation Agcy., RB, Wauna Cogeneration Proj., Ser. A, 5.00%,
01/01/2016	$ 1,390,000	$1,489,496
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	250,000	262,585
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 2, Ser. A, 5.10%,
07/01/2010, (Insd. by FSA)	1,000,000	1,028,650

		2,780,731

PRE-REFUNDED 5.5%
Broward Cnty., FL Expressway Auth. RB, 9.875%, 07/01/2009	870,000	954,860
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%,
07/01/2026	265,000	275,687
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%,
07/01/2011	430,000	456,497
Florida Board of Ed., GO, Ser. C, 7.10%, 06/01/2007	2,000,000	2,005,760
Harris Cnty., TX Permanent Impt. RRB, Ser. B, 5.25%, 10/01/2017	5,230,000	5,758,544
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,193,711
Nebraska Pub. Power Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	910,000	935,462
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	3,430,000	3,597,041
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	525,000	547,906
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	2,410,000	2,538,381

		19,263,849

RESOURCE RECOVERY 4.0%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	2,000,000	1,996,060
Hempstead, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,196,000
Indiana Fin. IDRB, Republic Svcs., Inc. Proj., VRDN, 4.03%, 11/01/2035	5,000,000	5,000,000

		14,192,060

SALES TAX 1.5%
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%,
12/01/2016	5,000,000	5,185,400

SOLID WASTE 1.0%
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,696,945

SPECIAL TAX 3.3%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%,
12/15/2010	2,530,000	2,621,055
Harris Cnty., TX RB, Toll Road Sr. Lien, Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,412,350
Tri-Cnty. Metro. Trans. Dist. of Oregon, Payroll Tax and Grant Receipt, 4.00%,
05/01/2014	3,500,000	3,527,475

		11,560,880

STUDENT LOAN 1.9%
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,031,521
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,636,375

		6,667,896

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.1%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011,
(Insd. by MBIA)	$ 7,250,000	$7,395,429

UTILITY 2.2%
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011, (Insd. by FGIC)	2,405,000	2,520,608
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.00%, 09/01/2014	5,000,000	5,401,800

		7,922,408

WATER & SEWER 1.2%
Honolulu, HI Waste Water Sys. RB, First Bond Resolution Proj., Ser. A, 5.00%,
07/01/2017, (Insd. by MBIA)	3,025,000	3,329,587
Kannapolis, NC Water & Sewer RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,040,310

		4,369,897

Total Municipal Obligations (cost $343,542,543)		345,954,934

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø
(cost $889,303)	889,303	889,303

Total Investments (cost $344,431,846) 98.2%		346,844,237
Other Assets and Liabilities 1.8%		6,275,795

Net Assets 100.0%		$353,120,032

VRDN     Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2006.

q       Rate shown is the annualized 7-day yield at period end.

ø       Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MGIC	Mortgage Guaranty Insurance Corp.
FNMA	Federal National Mortgage Association	MHRB	Multifamily Housing Revenue Bond
FSA	Financial Security Assurance, Inc.	PCRB	Pollution Control Revenue Bond
GNMA	Government National Mortgage Association	PCRRB	Pollution Control Refunding Revenue Bond
GO	General Obligation	RB	Revenue Bond
HDA	Housing Development Authority	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SAVRS	Select Auction Variable Rate Securities
IDA	Industrial Development Authority	SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Texas	10.6%	Oregon	2.0%
New York	8.6%	Hawaii	1.9%
Florida	7.2%	Nevada	1.9%
Ohio	4.4%	Illinois	1.7%
Pennsylvania	4.2%	South Dakota	1.6%
California	4.1%	Arizona	1.5%
Georgia	3.9%	Kansas	1.5%
Tennessee	3.9%	North Carolina	1.5%
Indiana	3.5%	Puerto Rico	1.2%
Louisiana	3.4%	District of Columbia	0.9%
Missouri	3.4%	Virginia	0.9%
New Jersey	3.4%	Massachusetts	0.8%
Colorado	3.3%	Montana	0.7%
Washington	3.1%	New Mexico	0.7%
Michigan	2.8%	Maine	0.4%
Maryland	2.7%	Nebraska	0.3%
South Carolina	2.7%	North Dakota	0.2%
Alabama	2.5%	Oklahoma	0.2%
Wisconsin	2.1%	Non-state specific	0.3%

			100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2006:

AAA	32.6%
AA	21.6%
A	18.8%
BBB	16.7%
BB	2.1%
NR	8.2%

100.0%

The following table shows the percent of total investments base on effective maturity as of November 30, 2006:

Less than 1 year	14.4%
1 to 3 year(s)	24.7%
3 to 5 years	23.7%
5 to 10 years	33.2%
10 to 20 years	4.0%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $343,542,543)	$345,954,934
Investments in affiliated money market fund, at value (cost $889,303)	889,303

Total investments	346,844,237
Receivable for securities sold	1,571,340
Receivable for Fund shares sold	1,121,859
Interest receivable	4,758,746
Prepaid expenses and other assets	15,259

Total assets	354,311,441

Liabilities
Dividends payable	831,219
Payable for Fund shares redeemed	290,766
Due to custodian bank	5,383
Advisory fee payable	1,253
Due to other related parties	2,825
Accrued expenses and other liabilities	59,963

Total liabilities	1,191,409

Net assets	$353,120,032

Net assets represented by
Paid-in capital	$361,736,482
Overdistributed net investment income	(148,836)
Accumulated net realized losses on investments	(10,880,005)
Net unrealized gains on investments	2,412,391

Total net assets	$353,120,032

Net assets consists of
Class A	$43,567,851
Class B	7,530,863
Class C	11,477,790
Class I	290,543,528

Total net assets	$353,120,032

Shares outstanding (unlimited number of shares authorized)
Class A	4,371,556
Class B	755,636
Class C	1,151,656
Class I	29,153,221

Net asset value per share
Class A	$9.97
Class A—Offering price (based on sales charge of 3.25%)	$10.30
Class B	$9.97
Class C	$9.97
Class I	$9.97

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2006 (unaudited)

Investment income
Interest	$7,841,655
Income from affiliate	61,548

Total investment income	7,903,203

Expenses
Advisory fee	763,415
Distribution Plan expenses
Class A	65,230
Class B	39,091
Class C	59,638
Administrative services fee	190,228
Transfer agent fees	43,882
Trustees’ fees and expenses	5,027
Printing and postage expenses	20,507
Custodian and accounting fees	61,169
Registration and filing fees	29,327
Professional fees	15,743
Other	6,676

Total expenses	1,299,933
Less: Expense reductions	(4,125)
Expense reimbursements	(21,743)

Net expenses	1,274,065

Net investment income	6,629,138

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(805,628)
Net change in unrealized gains or losses on investments	3,996,220

Net realized and unrealized gains or losses on investments	3,190,592

Net increase in net assets resulting from operations	$9,819,730

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006		Year Ended
	(unaudited)		May 31, 2006

Operations
Net investment income		$6,629,138		$15,988,979
Net realized losses on investments		(805,628)		(2,193,439)
Net change in unrealized gains or losses
on investments		3,996,220		(5,598,812)

Net increase in net assets resulting from
operations		9,819,730		8,196,728

Distributions to shareholders from
Net investment income
Class A		(733,753)		(1,988,043)
Class B		(100,370)		(233,920)
Class C		(153,152)		(363,620)
Class I		(5,670,437)		(13,131,313)

Total distributions to shareholders		(6,657,712)		(15,716,896)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	551,126	5,467,420	2,212,271	22,018,691
Class B	622	6,139	45,244	447,161
Class C	33,002	327,041	97,400	966,495
Class I	1,828,702	18,131,461	5,688,262	56,481,370

		23,932,061		79,913,717

Net asset value of shares issued in
reinvestment of distributions
Class A	55,911	554,606	103,323	1,027,314
Class B	6,872	68,163	14,198	141,244
Class C	8,003	79,375	17,755	176,629
Class I	46,203	458,301	93,714	932,049

		1,160,445		2,277,236

Automatic conversion of Class B shares
to Class A shares
Class A	1,694	16,754	69,930	697,453
Class B	(1,694)	(16,754)	(69,930)	(697,453)

		0		0

Payment for shares redeemed
Class A	(948,342)	(9,391,630)	(4,425,839)	(43,879,219)
Class B	(61,540)	(609,770)	(473,133)	(4,708,527)
Class C	(173,850)	(1,719,328)	(703,666)	(6,994,248)
Class I	(8,062,893)	(79,857,269)	(14,266,450)	(141,724,393)

		(91,577,997)		(197,306,387)

Net decrease in net assets resulting from
capital share transactions		(66,485,491)		(115,115,434)

Total decrease in net assets		(63,323,473)		(122,635,602)
Net assets
Beginning of period		416,443,505		539,079,107

End of period	$ 353,120,032		$ 416,443,505

Overdistributed net investment income		$(148,836)		$(120,262)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $21,743.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2006, EIS received $9,685 and $98 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $99,195,222 and $173,114,989, respectively, for the six months ended November 30, 2006.

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $344,431,846. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,271,593 and $859,202, respectively, with a net unrealized appreciation of $2,412,391.

As of May 31, 2006, the Fund had $8,256,141 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014

$317,634	$2,886,072	$47,173	$934,887	$1,541,603	$648,180	$1,880,592

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2006, the Fund incurred and elected to defer post-October losses of $1,818,236.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2006, the Fund did not participate in the interfund lending program.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended November 30, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Short-Intermediate Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”, working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. “Lipper” was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

29

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

30

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

31

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that EIMC had implemented a revised breakpoint schedule for the Fund so that the benefit of any fee reduction will apply at lower asset levels (although the Fund is still below the level where any breakpoint reductions would apply). The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Norris, oversees 91 Evergreen funds. Ms. Norris oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 200863, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564620 rv4 1/2007

Evergreen Strategic Municipal Bond Fund

Evergreen

STRATEGIC MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Municipal Bond Fund, covering the six-month period ended November 30, 2006.

The domestic capital markets, both equity and fixed-income, generated positive returns during the period amid rising confidence in the durability of the economic expansion. Investors were encouraged by steady economic growth, firm corporate profit trends and the receding of energy and commodity prices. The favorable climate in the capital markets over most of the six-month period contrasted with the environment at the start of the period, which was characterized by considerable uneasiness. Investors, anxious after months of rapidly rising oil and commodity prices, grew increasingly fearful that the Federal Reserve Board (“Fed”) might continue to raise short-term interest rates and slow the economy. However, oil and commodity prices soon began to relax and investors became more comfortable with risk, especially after the Fed paused in its cycle of credit tightening, leaving the fed funds rate unchanged at its last four meetings in 2006. Throughout the period, however, investors remained alert for signs of trouble in the economy, searching for evidence of spreading weakness.

LETTER TO SHAREHOLDERS continued

While the economic expansion continued through the period, some evidence appeared that the rate of growth was decelerating. Indeed, the rate of growth of Gross Domestic Product had moderated to 2.0% in the third quarter of 2006. The weakening was most notable in the housing and automotive industries. However, brisk growth in personal consumption and business investment kept demand growing consistent with long-term historical averages, and little evidence appeared that the problems in the housing and automotive areas were spreading to the general economy. The easing of energy prices as the period progressed appeared to give a particular boost to consumer confidence and raised hopes that inflationary pressures were stalling. Despite these factors, members of the Fed continued to warn that that they intended to remain vigilant against any signs of a resurgence of price pressures.

Over the six-month period, the domestic fixed income securities, both taxable and tax-exempt, delivered generally positive results as confidence grew that the Fed had staved off inflationary pressures. In this environment, the investment teams for Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to municipal bond funds when appropriate, in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Changes:

• Effective March 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

• Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following: The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of November 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Stamper Capital & Investments, Inc.

Portfolio Manager:

• B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

6-month return with sales charge	-2.66%	-3.14%	0.85%	N/A

6-month return w/o sales charge	2.23%	1.86%	1.85%	2.37%

Average annual return*

1-year with sales charge	-1.22%	-1.99%	2.01%	N/A

1-year w/o sales charge	3.75%	3.01%	3.01%	4.04%

5-year	2.45%	2.34%	2.70%	3.73%

10-year	3.67%	3.42%	3.42%	4.34%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class B, the original class offered by the fund’s predecessor fund, Davis Tax-Free High Income Fund, Inc. The historical returns for Class I reflect the 1.00% 12b-1 fee in effect for Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of November 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2006	11/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,022.32	$ 5.07
Class B	$ 1,000.00	$ 1,018.57	$ 8.86
Class C	$ 1,000.00	$ 1,018.54	$ 8.86
Class I	$ 1,000.00	$ 1,023.66	$ 3.80
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.05	$ 5.06
Class B	$ 1,000.00	$ 1,016.29	$ 8.85
Class C	$ 1,000.00	$ 1,016.29	$ 8.85
Class I	$ 1,000.00	$ 1,021.31	$ 3.80

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C and 0.75% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	November 30,	Year Ended May 31,
	2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70	$ 8.65

Income from investment operations
Net investment income (loss)	0.16	0.25	0.23	0.24	0.31	0.40
Net realized and unrealized gains or losses on investments	0.03	0.01	0.09	(0.07)	0.02	0.04

Total from investment operations	0.19	0.26	0.32	0.17	0.33	0.44

Distributions to shareholders from
Net investment income	(0.14)	(0.25)	(0.23)	(0.24)	(0.31)	(0.39)

Net asset value, end of period	$ 8.80	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70

Total return[1]	2.23%	2.99%	3.74%	1.97%	3.88%	5.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$304,784	$356,937	$449,312	$462,748	$514,377	$396,272
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.00%[2]	0.98%	1.01%	0.99%	0.96%	0.83%
Expenses excluding waivers/reimbursements
and expense reductions	1.05%[2]	1.03%	1.02%	0.99%	0.98%	0.98%
Net investment income (loss)	3.56%[2]	2.86%	2.64%	2.76%	3.53%	4.39%
Portfolio turnover rate	26%	65%	63%	76%	68%	79%

1 Excluding applicable sales charges 2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	November 30,	Year Ended May 31,
	2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 8.73	$ 8.72	$ 8.63	$ 8.70	$ 8.68	$ 8.62

Income from investment operations
Net investment income (loss)	0.12	0.18	0.17[1]	0.17	0.25	0.33
Net realized and unrealized gains or losses on investments	0.04	0.02	0.09	(0.06)	0.02	0.06

Total from investment operations	0.16	0.20	0.26	0.11	0.27	0.39

Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.17)	(0.18)	(0.25)	(0.33)

Net asset value, end of period	$ 8.78	$ 8.73	$ 8.72	$ 8.63	$ 8.70	$ 8.68

Total return[2]	1.86%	2.27%	3.02%	1.25%	3.11%	4.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$91,602	$104,034	$141,000	$196,346	$238,399	$208,427
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.75%[3]	1.72%	1.72%	1.69%	1.70%	1.59%
Expenses excluding waivers/reimbursements
and expense reductions	1.75%[3]	1.72%	1.72%	1.69%	1.72%	1.74%
Net investment income (loss)	2.81%[3]	2.11%	1.92%	2.06%	2.80%	3.70%
Portfolio turnover rate	26%	65%	63%	76%	68%	79%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	November 30,	Year Ended May 31,
	2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 8.78	$ 8.77	$ 8.68	$ 8.75	$ 8.73	$ 8.68

Income from investment operations
Net investment income (loss)	0.12	0.19	0.17	0.18	0.25	0.33
Net realized and unrealized gains or losses on investments	0.04	0.01	0.09	(0.07)	0.02	0.05

Total from investment operations	0.16	0.20	0.26	0.11	0.27	0.38

Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.17)	(0.18)	(0.25)	(0.33)

Net asset value, end of period	$ 8.83	$ 8.78	$ 8.77	$ 8.68	$ 8.75	$ 8.73

Total return[1]	1.85%	2.27%	3.02%	1.26%	3.11%	4.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$107,327	$120,178	$165,623	$214,097	$240,631	$124,281
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.75%[2]	1.72%	1.72%	1.69%	1.70%	1.58%
Expenses excluding waivers/reimbursements
and expense reductions	1.75%[2]	1.72%	1.72%	1.69%	1.72%	1.73%
Net investment income (loss)	2.81%[2]	2.11%	1.92%	2.06%	2.75%	3.65%
Portfolio turnover rate	26%	65%	63%	76%	68%	79%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	November 30,	Year Ended May 31,
	2006
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70	$ 8.64

Income from investment operations
Net investment income (loss)	0.17	0.27	0.25	0.27	0.33	0.42
Net realized and unrealized gains or losses on investments	0.04	0.01	0.10	(0.07)	0.02	0.05

Total from investment operations	0.21	0.28	0.35	0.20	0.35	0.47

Distributions to shareholders from
Net investment income	(0.16)	(0.27)	(0.26)	(0.27)	(0.33)	(0.41)

Net asset value, end of period	$ 8.80	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70

Total return	2.37%	3.30%	4.06%	2.27%	4.15%	5.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$49,920	$37,794	$25,322	$10,814	$10,623	$3,964
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.75%[1]	0.72%	0.72%	0.69%	0.70%	0.58%
Expenses excluding waivers/reimbursements
and expense reductions	0.75%[1]	0.72%	0.72%	0.69%	0.72%	0.74%
Net investment income (loss)	3.83%[1]	3.09%	2.94%	3.06%	3.70%	4.64%
Portfolio turnover rate	26%	65%	63%	76%	68%	79%

1 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 13.4%
Alabama Docks Dept. Facs. RB, 6.30%, 10/01/2021	$ 4,500,000	$ 4,599,045
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,792,332
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A:
5.50%, 01/01/2016	9,260,000	9,456,682
5.60%, 01/01/2010	2,000,000	2,040,240
5.625%, 01/01/2012	3,000,000	3,061,140
5.625%, 01/01/2013	1,000,000	1,020,380
5.625%, 01/01/2015	5,300,000	5,400,064
Dade Cnty., FL Aviation RB, Ser. A:
5.75%, 10/01/2015	2,000,000	2,043,100
5.75%, 10/01/2018	100,000	102,143
Dallas Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.00%, 11/01/2035	110,000	111,320
Ser. B, 5.00%, 11/01/2035	250,000	255,020
Houston, TX Arpt. Sys. RB, Spl. Facs.:
Continental Airlines, Inc., Ser. E, 5.875%, 07/01/2012	1,000,000	1,069,610
Ser. A, 6.00%, 07/01/2014	5,030,000	5,246,340
Ser. B, 5.25%, 07/01/2014	350,000	361,053
Kenton Cnty., KY Arpt. Board RB, 6.30%, 03/01/2015	1,500,000	1,539,420
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	788,280
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,543,314
5.25%, 09/01/2012	1,535,000	1,600,667
5.25%, 09/01/2013	1,610,000	1,678,876
5.75%, 09/01/2016	4,325,000	4,418,723
Ser. A:
5.50%, 09/01/2007, (Insd. by MBIA)	100,000	101,452
5.875%, 09/01/2023	5,520,000	5,640,170
6.00%, 09/01/2021	2,700,000	2,842,479
Pensacola, FL Arpt. RB, Ser. B, 5.40%, 10/01/2007	140,000	141,957
Phoenix, AZ Civic Impt. Corp. Arpt. RB, AMT:
5.50%, 07/01/2010, (Insd. by FGIC)	450,000	454,532
5.625%, 07/01/2013, (Insd. by FGIC)	750,000	758,093
Port Auth. of New York & New Jersey Spl. Obl. RB:
Continental Airlines, Inc. & US Airways, 9.00%, 12/01/2006	45,000	45,144
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	8,037,300
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	400,984
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,805,053
San Francisco, CA City & Cnty. Intl. Arpt. RB, Ser. 10A, 5.35%, 05/01/2010	50,000	51,045
San Francisco, CA City & Cnty. Intl. Arpt. RRB, ARS, Ser. 31A, 3.70%, 05/01/2025	5,000,000	5,000,000

		74,405,958

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY 2.0%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%,
03/01/2011	$ 120,000	$ 120,733
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	870,000	1,012,088
California CDA COP, SAVRS, Eskaton Properties, Inc., 4.15%, 05/15/2029	100,000	100,000
Clarksville, IN RB, SAVRS, Retirement Hsg. Foundation, 4.10%, 12/01/2025	4,300,000	4,300,000
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. 1996A,
7.75%, 06/01/2013	500,000	500,870
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%,
02/15/2025	385,000	386,567
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.15%, 12/01/2028	1,000,000	1,000,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	15,000	15,041
Michigan Hosp. Fin. Auth. RRB, Presbyterian Village, 3.75%, 11/15/2007	300,000	298,920
New York Dorm. Auth. RB, Shorefront Jewish Geriatric Ctr., Inc., 4.00%,
02/01/2012	200,000	199,996
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,865
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,190,000	2,435,762
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 • + (h)	1,000,000	434,600

		11,305,442

EDUCATION 3.9%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,468,983
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,827,901
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	185,000	185,538
California Edl. Facs. Auth. RB:
College & Univ. Proj., 5.50%, 03/01/2011	500,000	512,200
College of Osteopathic Medicine, 5.75%, 06/01/2018	1,680,000	1,698,262
California Pub. Works RB, California State Univ. Proj. A, 5.25%, 12/01/2013	100,000	100,115
California Pub. Works RRB, California State Univ. Proj. A, 5.50%, 10/01/2015,
(Insd. by MBIA)	780,000	795,935
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007, (Insd. by BIG)	40,000	40,560
District of Columbia American Med. Colleges RRB, Ser. A, 5.375%, 02/15/2017	4,200,000	4,336,794
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023	445,000	445,788
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	1,360,000	1,394,095
Kane Cnty., IL Sch. Dist. No. 129 Aurora West Side GO, 5.50%, 02/01/2011	300,000	306,489
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 (n)	22,055,000	5,796,054
Massachusetts Edl. Fin. Auth. RB:
4.875%, 01/01/2011	405,000	411,913
Ser. E, 4.50%, 01/01/2009	920,000	923,422
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 (n)	5,000	2,519
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%,
10/01/2030	205,000	219,434
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus Foundation,
5.875%, 06/01/2022	360,000	367,582
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007,
(Insd. by FSA)	900,000	902,268

		21,735,852

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 0.7%
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032,
(Insd. by MBIA)	$ 200,000	$ 200,312
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. A, 5.70%,
01/01/2013, (Insd. by MBIA)	2,430,000	2,482,877
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	510,645
Utah Intermountain Power Agcy. RB, Ser. B, 5.75%, 07/01/2019	170,000	175,353
York Cnty., NE Rural Pub. Power Dist. Elec. Sys. RRB, 4.75%, 01/01/2010	285,000	285,257

		3,654,444

GENERAL OBLIGATION - LOCAL 4.2%
Ames, IA GO, Ser. A, 4.20%, 06/01/2007	100,000	100,048
Anchorage, AK GO, Ser. B, 5.125%, 10/01/2007	225,000	225,270
Bartlett, IL Park Dist. GO, 4.375%, 12/15/2010	275,000	275,168
Detroit, MI Refunding GO, Ser. B, 5.375%, 04/01/2012	2,000,000	2,031,060
Guam Govt. GO, Ser. A, 5.20%, 11/15/2008, (Insd. by MBIA & Radian)	300,000	300,381
Harris Cnty., TX Muni. Util. Dist. Waterworks & Sewer Sys. GO, 5.00%, 03/01/2017	185,000	186,399
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,144
Itasca, IL GO, 4.30%, 12/15/2012	150,000	150,081
King Cnty., WA GO, Ser. B, 4.75%, 01/01/2009	80,000	80,072
King Cnty., WA Sewer GO, Ser. C:
5.25%, 01/01/2017	3,000,000	3,064,080
6.25%, 01/01/2032	7,000,000	7,155,400
Kingsbridge, TX Muni. Util. Dist. Refunding GO:
5.30%, 03/01/2008	1,000,000	1,003,940
5.35%, 03/01/2009	1,120,000	1,125,006
Mentor, OH GO, 7.15%, 12/01/2011	315,000	319,832
New York, NY GO:
Ser. A1, 5.75%, 08/01/2014	75,000	75,118
Ser. B:
5.60%, 08/15/2007	465,000	468,060
5.625%, 08/15/2009	1,015,000	1,021,709
7.50%, 02/01/2007	185,000	185,559
Ser. I, 6.00%, 04/15/2012, (Insd. by FSA)	850,000	865,878
North Pennsylvania Sch. Dist. GO, 5.25%, 09/01/2007	770,000	770,924
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	250,183
Ser. A, 5.00%, 09/01/2012	250,000	253,683
Orleans Parish, LA Parishwide Sch. Dist. RB, Ser. A:
4.85%, 09/01/2010	605,000	612,889
5.125%, 09/01/2018	100,000	101,383
Oshkosh, WI Refunding GO, Ser. D, 4.85%, 12/01/2010	1,330,000	1,331,317
Reno, NV Refunding GO, Ser. B, 4.90%, 05/01/2008	300,000	301,644
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,083
Western Brown, OH Local Sch. Dist. GO, 5.00%, 12/01/2020	270,000	278,764
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,492

		23,079,567

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 1.1%
California GO, 6.25%, 10/01/2019	$ 15,000	$ 15,131
Connecticut GO, 5.65%, 03/15/2012	270,000	270,443
District of Columbia GO, 5.75%, 06/01/2007	405,000	405,693
Illinois GO:
5.125%, 12/01/2013	3,325,000	3,362,174
5.50%, 07/01/2011	145,000	146,588
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,006,430
Pennsylvania GO, 5.375%, 11/15/2008, (Insd. by FGIC)	100,000	101,139
Washington GO, 5.00%, 07/01/2009	250,000	250,135
Wisconsin GO, Ser. 2, 6.10%, 05/01/2014	450,000	450,770

		6,008,503

HOSPITAL 12.3%
Abilene, TX Hlth. Facs. Dev. Corp. Hosp. RRB, Hendrick Med. Ctr., 6.00%,
09/01/2013	500,000	505,865
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth. Sys.,
9.25%, 11/15/2030	2,000,000	2,385,700
Birmingham-Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys., Ser. A,
5.875%, 08/15/2015	700,000	706,139
Butler Cnty., PA Hosp. Auth. RRB, Butler Mem. Hosp., Ser. A, 5.25%, 07/01/2012	125,000	125,144
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	110,000	110,289
Colorado Hlth. Facs. Auth. RB, Sisters of Charity Hlth. Care Sys., 5.25%,
05/15/2014	95,000	95,109
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,478
New Britain Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	280,165
Copperas Cove, TX Hlth. Facs. Dev. Corp. Hosp. RB, Adventist Hlth. Sys., 5.875%,
11/15/2025	1,810,000	1,830,091
Dade Cnty., FL Hlth. Facs. Hosp. RB, Miami Baptist Hosp. Proj., 5.25%, 05/15/2013	4,550,000	4,555,324
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	895,535
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,368
Harris Cnty, TX Hlth. Facs. Dev. Corp. RRB, Mem. Hermann Hosp. Sys. Proj., 5.25%,
06/01/2027	100,000	102,910
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	969,912
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB:
Cmnty. Hosp. Proj., 5.70%, 05/15/2022	315,000	321,744
King’s Daughters’ Hosp., 5.35%, 02/15/2009	310,000	319,579
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard’s
Hosp., Inc., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	1,992,237
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	408,629
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,553,950
5.75%, 11/15/2011	750,000	766,185
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%,
07/01/2022	85,000	85,088
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,589,834

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Minneapolis & St. Paul, MN Hsg. & Redev. Auth. Hlth. Care RRB, Ser. A, 4.75%,
11/15/2018	$ 2,245,000	$ 2,246,527
Mississippi Hosp. Equip. & Facs. RB, Baptist Med. Ctr., 6.50%, 05/01/2010	1,000,000	1,007,170
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	195,099
New Jersey Hlth. Care Facs. RB, St. Joseph’s Hosp. & Med. Ctr., 5.75%,
07/01/2016	3,390,000	3,462,851
Oklahoma Indl. Auth. Hlth. Sys. RRB:
Integris Baptist, 5.00%, 08/15/2014	2,000,000	2,039,360
Ser. A, 6.00%, 08/15/2018	1,725,000	1,835,417
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%,
08/01/2023	485,000	554,161
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,250,000	3,286,433
Tarrant Cnty., TX Hlth. Facs. Dev. Corp. RB, Texas Hlth. Resources Sys., Ser. A:
5.25%, 02/15/2022	6,600,000	6,831,330
5.75%, 02/15/2011	630,000	657,216
Ulster Cnty., NY Indl. Dev. Agy. RRB, Benedictine Hosp., Proj. A, 5.00%,
11/01/2011	805,000	807,335
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,076,748
Washington Hlth. Care Facs. Auth. RRB, Gray Harbor Cmnty. Hosp., 5.55%,
07/01/2008	695,000	709,873
Washington Hlth. Care Facs. Auth. RRB, SAVRS, 3.75%, 01/01/2029	22,600,000	22,600,000

		68,309,795

HOUSING 20.0%
Alaska Hsg. Fin. Corp. RB, Ser. A:
6.00%, 06/01/2027	865,000	881,072
6.10%, 12/01/2006	500,000	500,030
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	425,000	430,419
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	670,000	672,888
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	535,000	537,140
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 (n)	1,750,000	348,950
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,615,000	5,130,957
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	220,000	196,764
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	405,000	417,543
California Hsg. Fin. Agcy. Home Mtge. RB:
Ser. G, 5.70%, 08/01/2007	1,125,000	1,136,621
Ser. P, 5.55%, 08/01/2008	100,000	101,970
California Hsg. Fin. Agcy. MHRB, Ser. A:
5.05%, 08/01/2011	100,000	103,196
5.95%, 08/01/2028	140,000	143,051
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	470,000	484,330
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	385,000	383,730
Colorado HFA RB, Ser. B-2, 7.00%, 05/01/2026	85,000	85,951
Colorado HFA SFHRB, 0.00%, 11/01/2029 (n)	2,130,000	603,173
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	880,000	900,231
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	650,000	676,501

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Delaware Hsg. Auth. RB, Ser. A, 6.00%, 07/01/2018	$ 175,000	$ 178,141
District of Columbia HFA RB:
Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	97,500	97,736
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	356,515
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) (n)	5,545,000	1,358,858
0.00%, 07/01/2030, (Insd. by FSA) (n)	3,425,000	690,686
Florida Oceanside Hsg. Dev. Corp. MHRRB, Ser. A, 6.875%, 02/01/2020	225,000	225,380
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	485,000	510,821
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,251,456
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	180,000	180,212
Ser. F2, 5.70%, 07/01/2010	275,000	277,008
Indiana HFA RB, 6.80%, 01/01/2017	515,000	528,225
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,270,000	2,284,233
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by
GNMA)	45,000	45,954
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	721,735
Los Angeles, CA MHRB, Earthquake Rehabilitation Proj., Ser. B, 5.85%,
12/01/2027	1,200,000	1,213,356
Louisiana HFA SFHRB, AMT:
6.30%, 12/01/2019	260,000	262,275
6.30%, 06/01/2020	715,000	721,256
Ser. B-2, 5.55%, 06/01/2019	810,000	815,306
Ser. C-1, 5.60%, 12/01/2017	865,000	867,967
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,513,784
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RB:
Ser. C, 5.625%, 07/01/2040	1,985,000	2,131,453
Ser. H, 6.65%, 07/01/2041	280,000	285,326
Massachusetts HFA SFHRB, Ser. O, 2.20%, 12/01/2006	15,000,000	14,999,250
Massachusetts Hsg. Fin. Agcy. SFHRRB, Ser. 109, 4.70%, 06/01/2014	770,000	783,283
Meridian, MS Hsg. Auth. RB, Ser. A, 5.00%, 09/01/2025	1,000,000	1,037,220
Missouri Hsg. Dev. Commission RB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) (n)	370,000	250,238
Montgomery Cnty., MD SFHRB, Ser. E, 4.50%, 12/29/2006	3,920,000	3,921,960
New Hampshire HFA SFHRB:
AMT Mtge. Acquisition, Ser. B, 4.85%, 07/01/2015	470,000	486,093
Mtge. Acquisition, Ser. E, 4.65%, 07/01/2014	400,000	409,396
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	61,473
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	160,000	155,202
New York Mtge. Agcy. RB:
Ser. 67, 5.80%, 10/01/2028	22,625,000	22,990,168
Ser. 82, 5.10%, 04/01/2022	45,000	45,216
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	445,000	453,584
North Dakota HFA RB, Ser. A, 4.20%, 07/01/2011	520,000	524,087
Ohio HFA RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	165,000	166,470
Ohio HFA SFHRB, 0.00%, 01/15/2015 (n)	25,000	11,740
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 (n)	700,000	160,503

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	$ 2,480,000	$ 2,500,634
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	340,000	341,343
Pennsylvania HFA SFHRB:
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,514,481
Ser. 70-A, 4.90%, 10/01/2010	400,000	408,496
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 63A, 0.00%, 04/01/2030 (n)	250,000	71,193
Peregrines Landing, LLC Fac. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,835,000	6,219,176
Pinellas Cnty., FL HFA SFHRB, 6.25%, 10/01/2025	5,000	5,051
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,587
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	430,000	429,897
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	520,000	519,875
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RRB, 6.85%, 07/01/2024,
(Insd. by MBIA)	3,040,000	3,080,371
South Dakota HDA RB, Homeownership Mtge.:
Ser. I, 4.50%, 12/15/2006	10,000,000	10,002,500
Ser. J, 5.20%, 05/01/2007	680,000	683,298
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	205,582
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) (n)	475,000	120,028
Tennessee Hsg. Dev. Agcy. RB, 4.95%, 07/01/2007	1,000,000	1,005,780
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	215,000	225,260
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	403,588
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	955,000	976,812
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	45,000	45,077

		110,492,112

INDUSTRIAL DEVELOPMENT REVENUE 5.6%
Alabama Water PCRB, Ser. B, 5.375%, 08/15/2010	450,000	454,500
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%,
01/01/2014	1,165,000	1,224,741
Alaska Indl. Dev. & Export Auth. RB, Ser. A:
5.60%, 04/01/2010, (Insd. by MBIA)	460,000	471,827
5.80%, 04/01/2013	7,265,000	7,456,287
Arkansas EDFA RB, Ser. B, 5.80%, 12/01/2020	500,000	514,960
Kentwood, MI Econ. Dev. Corp. RB Holland Home, Ser. A:
4.125%, 11/15/2007	250,000	250,090
4.25%, 11/15/2008	250,000	250,368
4.30%, 11/15/2009	300,000	300,738
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	190,000	197,051
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	420,000	423,503
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,072,040
West Penn Power Co., 6.15%, 05/01/2015	10,000,000	10,180,100
Red River Auth., Texas PCRB, Southwestern Pub., 5.20%, 07/01/2011	250,000	253,298
South Dakota EDFA RB, 4.95%, 04/01/2009	315,000	317,589

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	$ 155,000	$ 159,509
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	170,207
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,574,637
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	441,008

		30,712,453

LEASE 0.9%
Philadelphia, PA Auth. Indl. Dev. Lease RB, City of Philadelphia Proj., Ser. A,
5.375%, 02/15/2027	2,975,000	3,043,723
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	500,000	500,025
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) (n)	1,500,000	981,660
City Justice Ctr., 5.40%, 02/15/2012	375,000	382,935

		4,908,343

MISCELLANEOUS REVENUE 5.3%
Alaska Indl. Dev. & Export Auth. RRB, Ser. A, 5.25%, 04/01/2023	155,000	159,097
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,094,704
California Statewide CDA RB, SAVRS, 3.85%, 05/15/2029	1,500,000	1,500,000
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	520,676
Delaware Hlth. Facs. Auth. RRB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2007	460,000	462,470
Fort Payne, AL Pub. Bldg. RB, 6.05%, 10/01/2016	160,000	168,051
Golden Valley, CA Unified Sch. Dist. COP, 5.35%, 07/01/2027	2,250,000	2,305,350
Gulf Breeze, FL Local Govt. RB, FRN, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	6,367,969
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,634
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	290,000	295,522
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	2,790,000	2,746,532
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,650,000	2,721,471
New York, NY Local Govt. RRB, Ser. A, 5.50%, 04/01/2014	950,000	966,986
Riverside, VA Regl. Jail Auth. RB, 5.625%, 07/01/2007	155,000	156,795
West Virginia Sch. Bldg. Auth. RB, 5.50%, 07/01/2013	5,000,000	5,152,650
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,246,519

		29,405,426

POWER 2.4%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023,
(Insd. by MBIA)	225,000	226,274
M-S-R Pub. Power Agcy. RB, California San Juan Proj., Ser. B, 6.00%, 07/01/2022	605,000	648,887
Nebraska Pub. Power Dist. RB, Ser. A, 0.00%, 01/01/2007 (n)	850,000	847,399
North Carolina Muni. Power Agcy. Catawba Elec. RRB, Ser. A, 5.125%, 01/01/2017	1,000,000	1,021,080
Tacoma, WA Elec. Sys. RRB, 5.50%, 01/01/2014	750,000	766,058
Tulsa, OK Pub. Facs. Auth. Solid Waste Steam & Elec. RB, Ogden Martin Sys., Inc.
Proj., 6.95%, 05/01/2007	100,000	100,268

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER continued
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 3, Ser. A:
5.10%, 07/01/2010	$ 1,000,000	$ 1,028,240
5.25%, 07/01/2013	8,065,000	8,297,258
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	415,900

		13,351,364

PRE-REFUNDED 10.7%
California CDA COP, Kaiser Permanente, 5.30%, 12/01/2015	1,000,000	1,037,390
Carol Stream, IL Tax Increment RB, 7.875%, 01/01/2017	3,970,000	4,057,340
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,063
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,198,571
5.50%, 11/15/2012	4,035,000	4,121,954
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,390,000	2,463,994
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,409,282
Hamal CDD Florida RB, 6.20%, 05/01/2015	500,000	536,220
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	800,000	815,024
Jefferson Cnty., AL Sewer Construction RB, 6.75%, 03/01/2007	225,000	226,789
Los Angeles, CA Cmnty. Redev. Agcy. RB, Ser. G, 6.75%, 07/01/2010	250,000	254,008
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, 6.75%,
07/01/2010	680,000	692,804
Louisiana Pub. Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,034,820
Louisiana Pub. Facs. Auth. RRB, Alton Ochsner Med. Foundation, 5.75%,
05/15/2011	80,000	82,502
Maricopa Cnty., AZ IDRB, 6.625%, 07/01/2026	2,500,000	2,556,325
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 (n)	295,000	148,801
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,532,775
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%,
06/01/2011	2,800,000	2,954,000
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%,
09/01/2016	3,900,000	4,026,048
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) (n)	2,100,000	1,113,105
New York Dorm. Auth. RRB, North Gen. Hosp., 5.10%, 02/15/2011, (Insd. by
MBIA)	650,000	689,286
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	25,000	25,706
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	900,000	911,358
Northwest Arkansas Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,925,000	4,175,101
Oklahoma Auth. Hlth. Sys RB, Baptist Ctr., Ser. C, 6.375%, 08/15/2009	2,500,000	2,530,575
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	175,169
Ontario, CA Redev. Fin. Auth. Tax RB, 5.80%, 08/01/2023	1,500,000	1,645,620
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	336,889
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 (n)	70,000	63,116
San Antonio, TX Elec. & Gas RRB, Ser. 2000:
5.00%, 02/01/2017	100,000	108,339
6.00%, 02/01/2008	200,000	203,576
Santa Barbara, CA COP, Fact Retirement Svcs., 5.85%, 08/01/2015	325,000	332,092

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Santa Clara Cnty., CA East Side Unified Sch. Dist. RB, Ser. E, 5.00%, 09/01/2023	$ 5,400,000	$ 5,453,352
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj.,
6.50%, 01/15/2007	345,000	346,180
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	585,000	585,696
St. Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,645,066
St. Paul, MN Hsg. Redev. Auth. RRB, Tax Increment Downtown & Seventh Place
Proj., 5.40%, 09/01/2008	150,000	150,494
Stockton, CA Hsg. Facs. RB, O’Conner Woods Proj. A, 5.20%, 03/20/2009	475,000	475,656
University of Texas RRB, 6.50%, 08/15/2007	1,760,000	1,791,838
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,412,723
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland Alabama Proj.,
7.50%, 12/01/2008	400,000	408,032
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	410,000	414,321
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	145,041
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%,
07/01/2022	1,000,000	1,002,250

		59,309,291

PUBLIC FACILITIES 1.3%
Austin, TX Convention Enterprise RB:
6.60%, 01/01/2021	2,000,000	2,119,100
6.70%, 01/01/2028	500,000	534,250
Crossings at Fleming Island CDD Florida RB, Ser. A, 5.60%, 05/01/2012	1,695,000	1,820,362
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014	600,000	606,462
San Francisco, CA City & Cnty. Redev. Agcy. Hotel RB, 6.50%, 07/01/2008	600,000	601,422
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	425,404
Washoe Cnty., NV Reno/Sparks Convention Ctr. RB, 5.375%, 07/01/2008	1,350,000	1,351,917

		7,458,917

RESOURCE RECOVERY 0.7%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%,
01/01/2008, (Insd. by AMBAC)	500,000	507,795
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	930,000	949,921
5.50%, 11/15/2012	920,000	939,706
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	229,752
5.50%, 10/01/2013	200,000	204,206
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,164
Pasco Cnty., FL Solid Waste RB:
6.00%, 04/01/2010	400,000	423,320
Ser. B, 5.25%, 04/01/2009	100,000	101,342

		3,621,206

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 0.1%
Metropolitan Pier & Expo. Auth., Illinois RB, 5.50%, 06/01/2011	$ 500,000	$ 504,715
San Francisco, CA City & Cnty. Fin. Auth. Tax Allocation RRB, Redev. Proj., Ser. B,
4.75%, 08/01/2017	275,000	275,223

		779,938

STUDENT LOAN 0.1%
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	440,000	440,374

TOBACCO REVENUE 4.1%
California Tobacco Securitization Corp. RB, Enhanced Asset Backed, Ser. A, 5.00%,
06/01/2017	100,000	100,736
California Tobacco Securitization Corp. RRB, Enhanced Asset-Backed, Ser. A:
5.00%, 06/01/2015	2,600,000	2,603,718
5.00%, 06/01/2016	2,530,000	2,533,618
Puerto Rico Tobacco Settlement RRB, Children’s Trust Fund, 5.375%, 05/15/2033	995,000	1,047,815
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,303,640
6.25%, 06/01/2042	1,500,000	1,622,910
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	150,000	168,248
Tobacco Settlement Fin. Corp. of New Jersey RB:
5.75%, 06/01/2032	4,910,000	5,223,454
6.00%, 06/01/2037	2,000,000	2,185,500
6.125%, 06/01/2042	2,500,000	2,747,125

		22,536,764

TRANSPORTATION 2.7%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Ser. 1995, 5.50%,
01/01/2026	1,470,000	1,500,076
Florida Port Fin. Commission RB, 5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,027,450
Louisiana Regl. Trans. Auth. RB, 5.00%, 05/01/2007	500,000	502,990
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	178,689
Miami, OH Valley Regl. Trans. Auth., Ltd. Tax RB, 5.10%, 12/01/2008	330,000	330,347
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,394,674
Port Auth. of New York & New Jersey Spl. Obl. RB:
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,222,533
Ser. 119, 5.00%, 09/15/2007	8,550,000	8,642,255
Port Auth. of New York & New Jersey Spl. Obl. RRB, Ser. 107, 5.375%,
10/15/2016	70,000	70,779

		14,869,793

UTILITY 2.7%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2007	40,000	40,036
Amarillo, TX Waterworks & Sewer Sys. RRB, 5.00%, 04/01/2009	490,000	490,544
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,013
Chicago, IL Wastewater Transmission RB, 5.125%, 01/01/2025	3,005,000	3,038,896
Cuyahoga Cnty., OH Util. Sys. RRB, Med. Ctr. Proj., Ser. B, 5.85%, 08/15/2010	1,190,000	1,207,172
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,002,400
Northern Colorado Water Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	2,856,224

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	$ 575,000	$ 575,960
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,754,940

		14,971,185

WATER & SEWER 3.6%
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	2,945,000	2,971,857
Fairfax Cnty., VA Water Auth. RRB, 6.00%, 04/01/2022	250,000	256,895
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	250,000	255,025
Grapevine, TX COP, 5.25%, 02/15/2014	2,860,000	2,863,604
Hollister, CA Joint Power Fin. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	3,020,000	3,050,713
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	335,000	367,505
New Jersey EDA Water Facs. RB, New Jersey American Water Co. Proj., Ser. B,
5.50%, 06/01/2023	230,000	230,276
Texas Water Dev. RB, Revolving Fund, 5.125%, 07/15/2018	10,000,000	10,016,500

		20,012,375

Total Municipal Obligations (cost $537,245,284)		541,369,102

	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% § ø
(cost $11,909,473)	11,909,473	11,909,473

Total Investments (cost $549,154,757) 99.9%		553,278,575
Other Assets and Liabilities 0.1%		354,274

Net Assets 100.0%		$ 553,632,849

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
§	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	HDA	Housing Development Authority
AMT	Alternative Minimum Tax	HFA	Housing Finance Authority
ARS	Auction Rate Security	IDA	Industrial Development Authority
BIG	Bond Investors Guarantee	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	IDRRB	Industrial Development Refunding Revenue Bond
CDD	Community Development District	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDFA	Economic Development Finance Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	RB	Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RHA	Residential Housing Authority
FHA	Federal Housing Authority	RRB	Refunding Revenue Bond
FRN	Floating Rate Note	SAVRS	Select Auction Variable Rate Securities
FSA	Financial Security Assurance, Inc.	SFHRB	Single Family Housing Revenue Bond
GNMA	Government National Mortgage Association	SFHRRB	Single Family Housing Refunding Revenue Bond
GO	General Obligation	TCR	Transferable Custody Receipts

The following table shows the percentage of total investments by geographic location as of November 30, 2006:
New York	10.2%	Michigan	0.7%
Texas	9.8%	Utah	0.7%
California	8.9%	Minnesota	0.6%
Washington	8.5%	Wisconsin	0.6%
Massachusetts	7.0%	Georgia	0.5%
Illinois	6.3%	Kentucky	0.5%
Florida	4.9%	Montana	0.5%
West Virginia	3.5%	Nebraska	0.5%
New Jersey	3.0%	Oregon	0.5%
Pennsylvania	2.8%	South Carolina	0.5%
Louisiana	2.7%	Mississippi	0.4%
Alaska	2.6%	Virginia	0.4%
Connecticut	2.2%	Missouri	0.3%
Arizona	2.0%	Nevada	0.3%
South Dakota	2.0%	Puerto Rico	0.3%
Alabama	1.9%	Tennessee	0.3%
Indiana	1.8%	Kansas	0.2%
Ohio	1.8%	New Hampshire	0.2%
Oklahoma	1.6%	Delaware	0.1%
Arkansas	1.3%	Idaho	0.1%
Rhode Island	1.1%	Maine	0.1%
Maryland	1.0%	North Dakota	0.1%
District of Columbia	0.9%	Non-state specific	2.3%
North Carolina	0.8%
Colorado	0.7%		100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2006:
AAA	79.9%
AA	8.9%
A	2.4%
BBB	4.3%
BB	0.1%
B	0.4%
Less than CCC	0.1%
NR	3.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2006:
Less than 1 year	19.3%
1 to 3 year(s)	7.4%
3 to 5 years	9.3%
5 to 10 years	27.8%
10 to 20 years	17.7%
20 to 30 years	14.4%
Greater than 30 years	4.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $537,245,284)	$ 541,369,102
Investments in affiliated money market fund, at value (cost $11,909,473)	11,909,473

Total investments	553,278,575
Receivable for securities sold	30,009
Receivable for Fund shares sold	473,927
Interest receivable	8,442,359
Prepaid expenses and other assets	56,799

Total assets	562,281,669

Liabilities
Dividends payable	534,486
Payable for securities purchased	7,210,553
Payable for Fund shares redeemed	779,131
Due to custodian bank	49,999
Advisory fee payable	3,223
Due to other related parties	3,123
Accrued expenses and other liabilities	68,305

Total liabilities	8,648,820

Net assets	$ 553,632,849

Net assets represented by
Paid-in capital	$ 567,822,135
Undistributed net investment income	214,976
Accumulated net realized losses on investments	(18,528,080)
Net unrealized gains on investments	4,123,818

Total net assets	$ 553,632,849

Net assets consists of
Class A	$ 304,783,881
Class B	91,601,638
Class C	107,327,055
Class I	49,920,275

Total net assets	$ 553,632,849

Shares outstanding (unlimited number of shares authorized)
Class A	34,638,903
Class B	10,434,865
Class C	12,156,799
Class I	5,674,039

Net asset value per share
Class A	$ 8.80
Class A — Offering price (based on sales charge of 4.75%)	$ 9.24
Class B	$ 8.78
Class C	$ 8.83
Class I	$ 8.80

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2006 (unaudited)

Investment income
Interest	$ 13,032,208
Income from affiliate	236,300

Total investment income	13,268,508

Expenses
Advisory fee	1,499,866
Distribution Plan expenses
Class A	491,014
Class B	486,818
Class C	568,675
Administrative services fee	290,566
Transfer agent fees	199,746
Trustees’ fees and expenses	4,344
Printing and postage expenses	24,920
Custodian and accounting fees	97,999
Registration and filing fees	37,655
Professional fees	22,866
Other	8,764

Total expenses	3,733,233
Less: Expense reductions	(19,466)
Expense reimbursements	(81,836)

Net expenses	3,631,931

Net investment income	9,636,577

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(760,879)
Net change in unrealized gains or losses on investments	3,347,040

Net realized and unrealized gains or losses on investments	2,586,161

Net increase in net assets resulting from operations	$ 12,222,738

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006		Year Ended
	(unaudited)		May 31, 2006

Operations
Net investment income	$ 9,636,577		$ 18,965,077
Net realized gains or losses on
investments		(760,879)		562,344
Net change in unrealized gains or losses
on investments		3,347,040		(440,075)

Net increase in net assets resulting from
operations		12,222,738		19,087,346

Distributions to shareholders from
Net investment income
Class A		(5,357,429)		(11,818,173)
Class B		(1,234,749)		(2,588,834)
Class C		(1,442,766)		(3,085,001)
Class I		(788,065)		(1,411,682)

Total distributions to shareholders		(8,823,009)		(18,903,690)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,344,904	20,538,733	8,607,072	75,323,656
Class B	71,108	632,680	169,837	1,524,358
Class C	254,044	2,246,454	756,119	6,686,758
Class I	2,472,028	21,677,629	7,326,606	64,166,844

		45,095,496		147,701,616

Net asset value of shares issued in
reinvestment of distributions
Class A	390,503	3,426,387	807,191	7,067,206
Class B	87,164	763,086	179,725	1,569,861
Class C	89,591	788,830	181,084	1,590,773
Class I	58,608	514,352	110,306	965,381

		5,492,655		11,193,221

Automatic conversion of Class B shares
to Class A shares
Class A	162,062	1,419,826	879,085	7,696,728
Class B	(162,470)	(1,419,826)	(881,097)	(7,696,728)

		0		0

Payment for shares redeemed
Class A	(9,061,671)	(79,445,456)	(20,870,426)	(182,643,670)
Class B	(1,482,962)	(12,968,968)	(3,707,966)	(32,382,128)
Class C	(1,880,491)	(16,542,585)	(6,118,923)	(53,745,770)
Class I	(1,177,850)	(10,340,825)	(6,011,326)	(52,620,344)

		(119,297,834)		(321,391,912)

Net decrease in net assets resulting from
capital share transactions		(68,709,683)		(162,497,075)

Total decrease in net assets		(65,309,954)		(162,313,419)
Net assets
Beginning of period		618,942,803		781,256,222

End of period	$ 553,632,849		$ 618,942,803

Undistributed (overdistributed) net
investment income	$ 214,976		$ (598,592)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase.

Stamper Capital & Investments, Inc. (“Stamper Capital”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $81,836.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 3006, EIS received $5,551 from the sale of Class A shares and $142,983 and $806 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $149,678,695 and $216,144,262, respectively, for the six months ended November 30, 2006.

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $549,454,167. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,401,424 and $1,577,016, respectively, with a net unrealized appreciation of $3,824,408.

As of May 31, 2006, the Fund had $17,469,552 in capital loss carryovers for federal income tax purposes with $4,807,868 expiring in 2008, $12,263,935 expiring in 2009 and $397,749 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended November 30, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund,

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of Stamper Capital or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Strategic Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and Stamper Capital, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, Stamper Capital and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and Stamper Capital. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, Stamper Capital and EIMC’s affiliates provide a comprehensive investment management service to the funds. They noted that EIMC and Stamper Capital formulate and implement an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Stamper Capital were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds gener-

ADDITIONAL INFORMATION (unaudited) continued

ally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Stamper Capital, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had consistently underperformed its Lipper peer group (a group of funds with, in EIMC’s view, substantially less investment flexibility than the Fund), but that the Fund had received a quite favorable risk-return rating from Morningstar, which compares the Fund against other short-duration national municipal funds. The Trustees noted that they were familiar generally with the investment approach of the Fund’s sub-adviser, Stamper Capital, and that the Fund appeared to have retained over time a substantial, committed following among investors choosing to take advantage of Stamper Capital’s investment approach at the fee levels charged by that firm. The Trustees determined to approve the Fund’s advisory and sub-advisory agreements and instructed EIMC to consider going forward, in light of the Fund’s investor following and favorable Morningstar rating, whether the Lipper peer group remains appropriate for the Fund.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Norris, oversees 91 Evergreen funds. Ms. Norris oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 200863, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564617 rv2 1/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564617 rv2 1/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and have concluded that the Registrant's disclosure controls and procedures are effective as of January 31, 2007, which is a date within 90 days of this filing, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

The Registrant’s management concluded that, as of and prior to November 30, 2006, the Registrant’s semiannual period end, there was a deficiency in the Registrant’s internal control over financial reporting related to the review and analysis of the relevant terms and conditions of certain transfers of securities to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. As a result, and due to a recent industry-wide determination regarding the appropriate accounting treatment to be applied to certain transfers of municipal securities, the Registrant determined to restate the financial statements for one of its series, Evergreen Municipal Bond Fund, for the fiscal years ended May 31, 2006, 2005, 2004, 2003 and 2002. The restatement of the Fund’s financial statements had no impact on the net asset value of the Fund’s shares or the Fund’s total return for those periods.

Since November 30, 2006, and prior to the issuance of the Registrant’s semiannual report, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls’ effectiveness with respect to the accounting treatment of transfers of municipal securities.

Management notes that other investment companies investing in similar instruments over the same time periods had been accounting for such investments in a manner similar to that used by the Registrant and, as a result of this recent industry-wide development, have been restating financial statements for certain of their portfolios. Accordingly, management believes that the approach taken in the restatement of the Funds’ financial statements reflects the change in prevailing industry practice with respect to transfers of certain municipal securities.

(b) There have been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting. However, subsequent to November 30, 2006, the Registrant’s internal control over financial reporting has been revised relating to the accounting treatment of transfers of certain municipal securities.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: January 26, 2007